SEMI-ANNUAL REPORT
June 30, 1999

ADVANCE CAPITAL I, INC.
An investment company with five funds

Table of Contents
--------------------------------------------------
                                              Page
A Letter to Our Shareholders.....................2
Financial Highlights.............................4

PORTFOLIO OF INVESTMENTS

     Equity Growth Fund..........................9
     Bond Fund..................................14
     Balanced Fund..............................17
     Retirement Income Fund.....................30
     Cornerstone Stock Fund.....................38

Statement of Assets and Liabilities.............40
Statement of Operations.........................41
Statement of Changes in Net Assets..............42
Notes to Financial Statements...................45

Dear Shareholders,
     Less than a year ago, pervasive financial troubles in Asia and the default on Russia's debt sent the global financial markets into a tailspin. The once high flying foreign markets were crumbling and risky assets were taboo, particularly stocks. The ensuing liquidity crunch along with dramatically falling asset values sent many investors running for the safety of U.S. treasury bonds. Global markets were in desperate need of assistance to halt the rising threat of a global recession. The Federal Reserve and G7 nations took the lead role in stabilizing financial markets by lowering global interest rates from September through December. Today, lower rates along with financial assistance from the International Monetary Fund, has pumped much needed liquidity into financial markets and halted the economic slide of many foreign economies.

     Although a low interest rate environment was necessary to quell the fears of a global recession and realign foreign economies, it has proved to be an adrenaline rush for the U.S. economy. After growing at a whopping
6.8 percent annual pace in the fourth quarter of 1998, the economy cruised along at a 4.1 percent annual growth rate in the first quarter of 1999 and is expected to remain above average through the end of the year. The unemployment rate has been hovering at its 30 year low, consumer confidence has returned to its peak level and personal income continues to rise.

     The historical consequence of rapid economic growth, however, is higher inflation. Producer prices, for example, had risen three consecutive months and the costs of raw materials had risen at the fastest rate in two years, through May. Also, consumer prices posted a .7 percent increase during the month of April, the highest monthly increase in nine years. On the surface these statistics suggest significantly higher inflation is in the economic pipeline. It's not! Almost every year-over-year measure of inflation is only slightly higher and on pace to produce below average inflation for the remainder of the year. Even the CPI and PPI have decelerated sharply over the last six weeks. To be safe, however, Alan Greenspan and the FOMC raised interest rates 25 basis points on June 30th. This move, along with any future interest rate hikes, should help assure that the amazing five year trend of solid economic growth, with very little inflation, continues.

     At the corporate level, the rapid pace of technological advancements has lowered barriers to entry, increased worker productivity and made product differentiation very difficult. In some industries fierce competition has made price flexibility almost nonexistent, forcing mega-mergers to gain economies of scale and expand margins. Also, as the Internet explodes with information, the consumer is becoming more powerful and informed about competing products and prices. Heightened competition and a drive to innovate has investors excited about the prospects for significant earnings growth, particularly for technology related stocks.

     The underlying positive inflation environment and significant acceleration in technological advancements has kept the record setting bull market intact. The S&P 500 Index has returned about 12.4 percent while the Nasdaq Composite has risen about 22.5 through June. In contrast, the threat of accelerating growth and rising inflation has lead to negative returns for U.S. treasury bonds and a relatively lackluster performance for the majority of corporate bonds. The six month results for the Advance Capital I Funds were generally in-line with averages for their objectives. Through the end of June the Equity Growth Fund increased 14.2 percent, better than the average of mid-cap funds followed by Lipper Analytical Services, Inc. The Balanced Fund returned 4.9 percent through midyear, slightly below the average balanced fund followed by Lipper. The Cornerstone Stock Fund increased 13.0 percent, ranking it well above the average growth fund. The Bond Fund and Retirement Income Fund posted declines of 2.8 percent and 1.8 percent respectively, compared to Lipper BBB Index which declined about 1.4 percent during the first six months. The significant rise in interest rates through the first half of the year accounted for the majority of the under performance by these two funds.

     Today, the troubles in Asia and Russia have stabilized, U.S. growth is robust, inflation fears have subsided and consumers are very confident. The ability to maintain this delicate economic balance will determine the longevity of this record expansion. Absent a major shift in policy or renewed foreign troubles, the stock market should continue to outperform its historical average. Returns on fixed income investments should perform better during the second half of the year as inflation fears subside and economic growth cools slightly.

     Although short term market fluctuations occur, our focus has been and will remain on the long term. Intelligent investment decisions, broad diversification and control of costs comprise the cornerstones of our investment philosophy. We fully expect this approach will continue to serve our client well over time. If you have any questions or if we may be of service please call us. Our toll-free number is (800) 345-4783.


                                Sincerely,


/s/ Robert J. Cappelli                          /s/ John C. Shoemaker
Robert J. Cappelli				John C. Shoemaker

August 9, 1999

                             ADVANCE CAPITAL I, INC.
                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                              EQUITY GROWTH
                                              -------------------------------------------------------------
                                              (Unaudited)
                                              Six months
                                                ended                  Years ended December 31
                                               June 30, ---------------------------------------------------
                                                1999       1998       1997      1996      1995      1994
                                              --------- ----------  --------- --------- --------- ---------
Selected Per-Share Data
  Net asset value, beginning of year . . . .    $20.05     $17.25     $14.72    $12.53     $9.08     $9.46
                                              --------- ----------  --------- --------- --------- ---------
Income from investment operations
  Net investment income (loss) . . . . . . .     (0.06)     (0.10)     (0.09)    (0.07)    (0.03)    (0.03)

  Net realized and unrealized gain (loss)
    on investments . . . . . . . . . . . . .      2.91       2.90       2.69      2.26      3.48     (0.35)
                                              --------- ----------  --------- --------- --------- ---------
  Total from investment operations . . . . .      2.85       2.80       2.60      2.19      3.45     (0.38)
                                              --------- ----------  --------- --------- --------- ---------
Less distributions
  Net investment income. . . . . . . . . . .      0.00       0.00       0.00      0.00      0.00      0.00

  Net realized gain on investments . . . . .      0.00       0.00      (0.07)     0.00      0.00      0.00
                                              --------- ----------  --------- --------- --------- ---------
  Total distributions. . . . . . . . . . . .      0.00       0.00      (0.07)     0.00      0.00      0.00
                                              --------- ----------  --------- --------- --------- ---------
Net asset value, end of period . . . . . . .    $22.90     $20.05     $17.25    $14.72    $12.53     $9.08
                                              ========= ==========  ========= ========= ========= =========

Total Return . . . . . . . . . . . . . . . .    14.21%     16.23%     17.68%    17.48%    38.00%    -4.02%


Ratios and Supplemental Data
  Net assets, end of period (in thousands) .    $79,813    $68,061    $54,332   $38,767   $25,625   $12,634
  Ratio of expenses to average net assets. .      1.05%      1.02%      1.07%     1.09%     1.12%     1.21%
  Ratio of net investment income (loss)
    to average net assets. . . . . . . . . .     -0.62%     -0.58%     -0.58%    -0.50%    -0.29%    -0.30%
  Portfolio turnover rate. . . . . . . . . .     29.98%     22.34%     20.53%    24.75%    13.86%    18.05%

                             See Notes To Financial Statements

                             ADVANCE CAPITAL I, INC.
                        FINANCIAL HIGHLIGHTS - Continued
-------------------------------------------------------------------------------

                                                                          BOND
                                              -------------------------------------------------------------
                                              (Unaudited)
                                              Six months
                                               ended                Years ended December 31
                                              June 30,  ---------------------------------------------------
                                               1999       1998        1997      1996      1995      1994
                                              --------- ----------  --------- --------- --------- ---------
Selected Per-Share Data
  Net asset value, beginning of year . . . .    $10.62     $10.52     $10.37    $10.79     $9.61    $10.82
                                              --------- ----------  --------- --------- --------- ---------
Income from investment operations
  Net investment income. . . . . . . . . . .      0.32       0.67       0.69      0.70      0.70      0.71

  Net realized and unrealized gain (loss)
    on investments . . . . . . . . . . . . .     (0.61)      0.15       0.24     (0.42)     1.18     (1.21)
                                              --------- ----------  --------- --------- --------- ---------
  Total from investment operations . . . . .     (0.29)      0.82       0.93      0.28      1.88     (0.50)
                                              --------- ----------  --------- --------- --------- ---------
Less distributions
  Net investment income. . . . . . . . . . .     (0.32)     (0.67)     (0.69)    (0.70)    (0.70)    (0.71)

  Net realized gain on investments . . . . .      0.00      (0.05)     (0.09)     0.00      0.00      0.00
                                              --------- ----------  --------- --------- --------- ---------
  Total distributions. . . . . . . . . . . .     (0.32)     (0.72)     (0.78)    (0.70)    (0.70)    (0.71)
                                              --------- ----------  --------- --------- --------- ---------
Net asset value, end of period . . . . . . .    $10.01     $10.62     $10.52    $10.37    $10.79     $9.61
                                              ========= ==========  ========= ========= ========= =========

Total Return . . . . . . . . . . . . . . . .     -2.78%      8.12%      9.41%     2.81%    20.15%    -4.64%


Ratios and Supplemental Data
  Net assets, end of period (in thousands) .     $8,464     $3,746     $4,203    $4,430    $4,527    $3,999
  Ratio of expenses to average net assets. .      0.59%      0.52%      0.54%     0.55%     0.55%     0.60%
  Ratio of net investment income to average
    net assets . . . . . . . . . . . . . . .      6.03%      6.35%      6.65%     6.71%     6.80%     7.06%
  Portfolio turnover rate. . . . . . . . . .     63.94%     11.56%     21.95%    19.77%     6.69%    21.92%


                             See Notes To Financial Statements

                             ADVANCE CAPITAL I, INC.
                        FINANCIAL HIGHLIGHTS - Continued
-------------------------------------------------------------------------------

                                              BALANCED
                                              ---------
                                              (Unaudited)
                                              Six months
                                                ended   Years ended December 31
                                              June 30,  ---------------------------------------------------
                                                1999       1998       1997      1996      1995      1994
                                              --------- ----------  --------- --------- --------- ---------
Selected Per-Share Data
  Net asset value, beginning of year . . . .    $17.13     $15.69     $13.68    $12.57     $9.97    $10.58
                                              --------- ----------  --------- --------- --------- ---------
Income from investment operations
  Net investment income. . . . . . . . . . .      0.24       0.48       0.45      0.41      0.35      0.32

  Net realized and unrealized gain (loss)
    on investments . . . . . . . . . . . . .      0.59       1.56       2.32      1.37      2.75     (0.61)
                                              --------- ----------  --------- --------- --------- ---------
  Total from investment operations . . . . .      0.83       2.04       2.77      1.78      3.10     (0.29)
                                              --------- ----------  --------- --------- --------- ---------
Less distributions
  Net investment income. . . . . . . . . . .     (0.24)     (0.48)     (0.45)    (0.41)    (0.35)    (0.32)

  Net realized gain on investments . . . . .      0.00      (0.12)     (0.31)    (0.26)    (0.15)     0.00
                                              --------- ----------  --------- --------- --------- ---------
  Total distributions. . . . . . . . . . . .     (0.24)     (0.60)     (0.76)    (0.67)    (0.50)    (0.32)
                                              --------- ----------  --------- --------- --------- ---------
Net asset value, end of period . . . . . . .    $17.72     $17.13     $15.69    $13.68    $12.57     $9.97
                                              ========= ==========  ========= ========= ========= =========

Total Return . . . . . . . . . . . . . . . .     4.89%     13.15%     20.50%    14.48%    31.53%    -2.72%


Ratios and Supplemental Data
  Net assets, end of period (in thousands) .  $143,972   $125,883    $99,421   $75,202   $59,299   $44,221
  Ratio of expenses to average net assets. .     1.03%      1.01%      1.04%     1.06%     1.07%     1.10%
  Ratio of net investment income to average
    net assets . . . . . . . . . . . . . . .     2.79%      2.92%      3.02%     3.17%     3.11%     3.18%
  Portfolio turnover rate. . . . . . . . . .    19.73%     11.04%     10.13%    12.79%    22.72%    34.97%


                             See Notes To Financial Statements

                             ADVANCE CAPITAL I, INC.
                        FINANCIAL HIGHLIGHTS - Continued
-------------------------------------------------------------------------------

CAPTION>

                                                                    RETIREMENT INCOME
                                              ------------------------------------------------------------
                                              (Unaudited)
                                              Six months
                                                ended                   Years ended December 31
                                              June 30,  ---------------------------------------------------
                                                1999       1998       1997      1996      1995      1994
                                              --------- ----------  --------- --------- --------- ---------
Selected Per-Share Data
  Net asset value, beginning of assets . . .    $10.56     $10.65     $10.20    $10.51     $9.22    $10.54
                                              --------- ----------  --------- --------- --------- ---------
Income from investment operations
  Net investment income. . . . . . . . . . .      0.36       0.73       0.74      0.75      0.76      0.76

  Net realized and unrealized gain (loss)
    on investments . . . . . . . . . . . . .     (0.54)     (0.08)      0.45     (0.31)     1.29     (1.32)
                                              --------- ----------  --------- --------- --------- ---------
  Total from investment operations . . . . .     (0.18)      0.65       1.19      0.44      2.05     (0.56)
                                              --------- ----------  --------- --------- --------- ---------
Less distributions
  Net investment income. . . . . . . . . . .     (0.36)     (0.73)     (0.74)    (0.75)    (0.76)    (0.76)

  Net realized gain on investments . . . . .      0.00      (0.01)      0.00      0.00      0.00      0.00
                                              --------- ----------  --------- --------- --------- ---------
  Total distributions. . . . . . . . . . . .     (0.36)     (0.74)     (0.74)    (0.75)    (0.76)    (0.76)
                                              --------- ----------  --------- --------- --------- ---------
Net asset value, end of period . . . . . . .    $10.02     $10.56     $10.65    $10.20    $10.51     $9.22
                                              ========= ==========  ========= ========= ========= =========

Total Return . . . . . . . . . . . . . . . .    -1.79%      6.20%     12.20%     4.54%    22.96%    -5.34%


Ratios and Supplemental Data
  Net assets, end of period (in thousands) .  $219,328   $221,221   $200,511  $170,799  $139,299   $84,162
  Ratio of expenses to average net assets. .     0.82%      0.79%      0.82%     0.82%     0.84%     0.88%
  Ratio of net investment income to average
    net assets . . . . . . . . . . . . . . .     6.88%      6.87%      7.21%     7.45%     7.64%     7.89%
  Portfolio turnover rate. . . . . . . . . .    22.99%     19.52%     16.60%     8.34%    15.63%    12.27%


                             See Notes To Financial Statements

                             ADVANCE CAPITAL I, INC.
                        FINANCIAL HIGHLIGHTS - Continued
-------------------------------------------------------------------------------

CAPTION>
                                                  CORNERSTONE STOCK
                                              -------------------------
                                              (Unaudited)
                                              Six months
                                                ended   Partial Year*
                                              June 30,     Ended
                                                1999    Dec. 31, 1998
                                              --------- ----------
Selected Per-Share Data
  Net asset value, beginning of period . . .    $10.46     $10.00
                                              --------- ----------
Income from investment operations
  Net investment income. . . . . . . . . . .      0.01       0.00

  Net realized and unrealized gain (loss)
    on investments . . . . . . . . . . . . .      1.35       0.46
                                              --------- ----------
  Total from investment operations . . . . .      1.36       0.46
                                              --------- ----------
Less distributions
  Net investment income. . . . . . . . . . .      0.00       0.00

  Net realized gain on investments . . . . .      0.00       0.00
                                              --------- ----------
  Total distributions. . . . . . . . . . . .      0.00       0.00
                                              --------- ----------
Net asset value, end of period . . . . . . .    $11.82     $10.46
                                              ========= ==========

Total Return . . . . . . . . . . . . . . . .    13.00%      4.60%


Ratios and Supplemental Data
  Net assets, end of period (in thousands) .   $27,037     $7,316
  Ratio of expenses to average net assets. .     0.84%      0.66%**
  Ratio of net investment income to average
    net assets . . . . . . . . . . . . . . .     0.09%      1.20%**
  Portfolio turnover rate. . . . . . . . . .     0.00%      0.00%

* From December 17, 1998 (commencement of operations) to December 31, 1998. **Annualized


                             See Notes To Financial Statements

         ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
              PORTFOLIO OF INVESTMENTS (UNAUDITED)
                        JUNE 30, 1999
-----------------------------------------------------------------------

                                                           Market
Common Stock                                   Shares      Value
---------------------------------------------- ---------   ------------
ADVERTISING - 2.7%
  Catalina Marketing Corporation*                 2,600   $    239,200
  Harte-Hanks Inc.                                8,000        217,000
  Interpublic Group of Companies, Inc.            4,200        363,825
  Lamar Advertising Company*                      6,000        245,625
  Omnicom Group, Inc.                             5,000        400,000
  Outdoor Systems, Inc.*                         18,225        665,212

AEROSPACE / DEFENSE - 0.4%
  Gulfstream Aerospace Corporation*               4,500        304,031

AIR TRANSPORT - 0.6%
  Air Express International Corp.                 7,650        194,119
  Comair Holdings, Inc.                          14,625        304,383

APPAREL - 0.9%
  Cintas Corporation                              4,600        309,063
  Quiksilver, Inc.*                              10,500        273,656
  Warnaco Group, Inc.                             4,500        120,375

BANK - 3.9%
  Bank of New York Company, Inc.                 10,200        374,212
  City National Corporation                       8,000        299,500
  Community First Bankshares, Inc.               11,000        262,625
  First American Corporation                      6,000        249,375
  Northern Trust Corporation                      5,600        543,200
  State Street Corporation                        6,100        520,788
  U.S. Trust Corporation                          6,200        573,500
  Zions Bancorporation                            5,000        317,500

BIOTECHNOLOGY - 3.2%
  Amgen, Inc.*                                    6,600        401,775
  Biogen, Inc.*                                   9,800        630,262
  Centocor Inc.*                                  5,500        256,437
  Human Genome Sciences, Inc.*                    5,700        225,150
  Immunex Corporation*                            1,700        216,644
  Incyte Pharmaceuticals, Inc.*                   5,000        132,188
  Millennium Pharmaceuticals, Inc.*              10,000        360,000
  PE Corp-Celera Genomics Group*                  7,250        117,359
  Pioneer Hi-Bred International, Inc.             6,000        233,625

BROADCASTING / CABLE TV - 4.6%
  Chancellor Media Corporation*                   7,000        385,875
  Clear Channel Communications*                   8,999        620,369
  Cox Communications, Inc.*                      12,000        441,750
  Emmis Communications Corporation*               7,000        345,625
  Hispanic Broadcasting Corporation*              4,600        349,025
  TCA Cable TV, Inc.                              9,000        499,500
  Univision Communications, Inc.*                 9,600        624,000
  Westwood One, Inc.*                             6,000        214,125
  Young Broadcasting Inc.*                        5,000        212,813

CHEMICAL - 2.1%
  Ecolab, Inc.                                    8,000        349,000
  Lilly Industries, Inc.                          9,500        176,344
  MacDermid, Inc.                                 7,000        325,500
  Sherwin-Williams Company                        6,500        180,375
  Sigma-Aldrich Corporation                       8,000        275,500
  Valspar Corporation                             8,800        334,400

COMPUTER & PERIPHERALS - 4.8%
  Cisco Systems, Inc.*                            8,100        522,450
  Comverse Technology, Inc.*                      6,750        509,625
  Diebold, Inc.                                   6,000        172,500
  EMC Corporation*                                9,000        496,125
  Gateway, Inc.*                                  5,000        295,000
  Microchip Technology, Inc.*                     4,425        209,634
  Network Appliance Inc.*                        10,800        603,450
  Sun Microsystems, Inc.*                         7,000        482,125
  Synopsys, Inc.*                                 3,400        187,638
  VERITAS Software Corporation*                   3,500        332,281

                             See Notes to Financial Statements

              ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                   PORTFOLIO OF INVESTMENTS (UNAUDITED)
                        JUNE 30, 1999
-----------------------------------------------------------------------

                                                           Market
Common Stock                                   Shares      Value
---------------------------------------------- ---------   ------------
COMPUTER SOFTWARE & SERVICES - 12.2%
  Adobe Systems, Inc.                             4,000   $    328,625
  Affiliated Computer Services, Inc.*             7,000        354,375
  America Online, Inc.*                           7,000        772,187
  BARRA, Inc.*                                    7,000        176,750
  BMC Software, Inc.*                            11,200        604,800
  Cadence Design Systems, Inc.*                  11,000        140,250
  Check Point Software Technologies Ltd.*         5,000        268,125
  Citrix Systems, Inc.*                          10,500        593,250
  CMGI Inc.*                                      4,000        456,250
  Compuware Corporation*                         20,000        636,250
  Concord Communications, Inc.*                   5,000        225,000
  DST Systems, Inc.*                              4,800        301,800
  Electronic Arts, Inc.*                          6,500        352,625
  FactSet Research Systems Inc.                   5,200        294,450
  IDX Systems Corporation*                        4,600        103,788
  IMS Health Incorporated                        12,000        375,000
  Infoseek Corporation*                           5,000        239,687
  Intuit, Inc.*                                   4,200        378,525
  Keane, Inc.*                                    5,500        124,437
  Legato Systems, Inc.*                           4,700        271,425
  Mercury Interactive Corporation*                7,000        247,625
  Network Associates, Inc.*                       8,974        131,806
  Oracle Corporation*                            11,250        417,656
  Shared Medical Systems Corporation              3,500        228,375
  Sterling Commerce, Inc.*                        9,500        349,125
  SunGard Data Systems, Inc.*                     9,500        327,750
  Symantec Corporation*                           8,800        224,400
  Visio Corporation*                              5,600        213,150
  Whittman-Hart Inc.*                             7,900        250,825
  Wind River Systems, Inc.*                      16,000        257,000

DIVERSIFIED - 1.5%
  Danaher Corporation                             5,000        290,625
  Raychem Corporation                             5,000        185,000
  Roper Industries, Inc.                          7,500        240,000
  Teleflex, Inc.                                  5,000        217,188
  Viad Corp.                                      8,600        266,063

DRUG - 2.7%
  BioChem Pharma, Inc.*                           5,000         93,750
  Biomatrix, Inc.*                                9,000        194,063
  Cardinal Health, Inc.                           6,187        396,741
  Elan Corporation PLC-ADR*                       9,400        260,850
  Express Scripts, Inc.*                          4,000        240,750
  Gilead Sciences, Inc.*                          4,000        209,000
  MedImmune, Inc.*                                5,000        338,750
  Shire Pharmaceuticals Group PLC-ADR*            9,800        254,800
  Watson Pharmaceuticals, Inc.*                   5,600        196,350

DRUGSTORE - 0.6%
  CVS Corporation                                 6,000        304,500
  Duane Reade Inc.*                               6,000        183,000

ELECTRIC & GAS UTILITIES - 0.5%
  AES Corporation*                                7,500        435,937

ELECTRICAL EQUIPMENT - 0.8%
  Littlefuse, Inc.*                              10,000        192,500
  Molex, Inc.                                     7,421        233,761
  Rayovac Corporation*                            7,900        179,231

ELECTRONICS - 2.5%
  Sanmina Corporation*                            5,400        409,725
  SCI Systems, Inc.*                              6,000        285,000
  Symbol Technologies, Inc.                      14,963        551,742
  Teradyne, Inc.*                                 3,100        222,425
  Waters Corporation*                             9,600        510,000

ENTERTAINMENT - 0.3%
  Premier Parks Inc.*                             7,500        275,625

ENVIRONMENTAL - 1.0%
  Allied Waste Industries, Inc.*                  8,500        167,875
  Superior Services, Inc.*                        7,000        186,813
  Waste Management, Inc.                          7,812        419,895

                             See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                   PORTFOLIO OF INVESTMENTS (UNAUDITED)
                        JUNE 30, 1999
-----------------------------------------------------------------------

                                                           Market
Common Stock                                   Shares      Value
---------------------------------------------- ---------   ------------
FINANCIAL SERVICES - 3.1%
  Capital One Financial Corporation               5,100   $    284,006
  Concord EFS, Inc.*                              7,000        239,539
  Finova Group, Inc.                              6,000        315,750
  Franklin Resources, Inc.                        9,300        377,812
  Paychex, Inc.                                  10,125        322,734
  Providian Financial Corporation                 7,500        701,250
  Waddell & Reed Financial, Inc.                  9,000        246,937

FOOD PROCESSING - 0.4%
  Tootsie Roll Industries, Inc.                   7,776        300,348

FOOD WHOLESALERS - 0.3%
  U.S. Foodservice*                               6,000        255,750

FOREIGN TELECOMMUNICATIONS - 0.7%
  Ericsson (LM) Telephone-ADR-Class B             6,000        197,625
  Vodafone AirTouch PLC-ADR                       2,000        394,000

FURNITURE / HOME FURNISHINGS - 0.9%
  HON INDUSTRIES Inc.                            12,000        350,250
  Leggett & Platt, Inc.                          12,300        342,094

GROCERY - 0.9%
  Safeway, Inc.*                                  8,800        435,600
  Whole Foods Market Inc.*                        6,000        288,375

HOMEBUILDING - 0.3%
  Lennar Corporation                              9,600        230,400

INDUSTRIAL SERVICES - 2.3%
  ACNielsen Corporation*                          7,500        226,875
  Apollo Group, Inc.*                             8,250        219,141
  DeVry, Inc.*                                   12,000        268,500
  Equifax, Inc.                                   7,200        256,950
  Interim Services, Inc.*                         6,000        123,750
  ITT Educational Services, Inc.*                 7,500        195,469
  Quintiles Transnational Corporation*            6,000        252,000
  Robert Half International, Inc.*                7,750        201,500
  Sylvan Learning Systems, Inc.*                  4,500        122,344

INSURANCE - 2.8%
  Ace Ltd.                                        8,900        251,425
  Ambac Financial Group, Inc.                     5,200        297,050
  E. W. Blanch Holdings, Inc.                     3,500        238,656
  Mercury General Corporation                     4,900        166,600
  Mutual Risk Management Ltd.                    11,632        388,218
  Progressive Corporation                         2,800        406,000
  Protective Life Corporation                     9,100        309,400
  XL Capital Ltd.                                 3,500        197,750

MACHINERY - 1.1%
  Cognex Corporation*                             5,000        157,813
  Donaldson Company, Inc.                         9,600        235,200
  IDEX Corporation                                7,500        246,562
  Parker-Hannifin Corporation                     4,500        205,875

MANUFACTURED HOUSING - 0.2%
  Oakwood Homes Corporation                      14,500        190,313

MEDICAL SERVICES - 1.9%
  Covance Inc.*                                  11,000        263,312
  HCR Manor Care, Inc.*                           5,550        134,241
  Health Management Associates*                  16,705        187,931
  Lincare Holdings, Inc.*                         8,100        202,500
  McKesson HBOC, Inc.                             4,000        128,500
  Renal Care Group, Inc.*                         7,000        181,125
  United HealthCare Corporation                   3,000        187,875
  Universal Health Services, Inc. - Class B*      5,300        253,075

MEDICAL SUPPLIES - 4.8%
  Boston Scientific Corporation*                  6,000        263,625
  Guidant Corporation                            12,000        613,500

                             See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                   PORTFOLIO OF INVESTMENTS (UNAUDITED)
                        JUNE 30, 1999
-----------------------------------------------------------------------

                                                          Market
Common Stock                                   Shares     Value
---------------------------------------------- ---------  ------------
MEDICAL SUPPLIES - 4.8% (Continued)
  Henry Schein, Inc.*                             4,500   $    142,594
  Medtronic, Inc.                                 9,500        739,813
  Perclose, Inc.*                                 5,500        264,344
  ResMed Inc.*                                    7,000        232,313
  Steris Corporation*                            12,200        236,375
  Sybron International Corp.*                    13,000        358,313
  VISX, Inc.*                                     8,500        673,094
  Xomed Surgical Products, Inc.*                  5,500        267,781

METAL FABRICATING - 0.2%
  Lincoln Electric Holdings, Inc.                 9,700        198,850

NEWSPAPER - 0.2%
  Central Newspapers, Inc.                        5,000        187,500

OFFICE EQUIPMENT & SUPPLIES - 0.4%
  Avery Dennison Corporation                      5,700        344,137

OILFIELD SERVICES - 1.6%
  BJ Services Company*                           11,500        338,531
  Cooper Cameron Corporation*                     6,900        255,731
  Smith International, Inc.*                      8,800        382,250
  Veritas DGC, Inc.*                              7,800        142,838
  Weatherford International, Inc.*                5,335        195,394

PACKAGING & CONTAINER - 0.4%
  Sealed Air Corporation*                         4,900        317,887

PETROLEUM - 0.4%
  Apache Corporation                              4,500        175,500
  Devon Energy Corporation                        4,500        161,156

PRECISION INSTRUMENT - 0.7%
  Dionex Corporation*                             6,000        243,000
  PE Corp-PE Biosystems Group                     2,500        286,875

PRINTING - 0.6%
  Valassis Communications, Inc.*                 12,000        439,500

PUBLISHING - 0.4%
  Meredith Corporation                           10,000        346,250

RAILROAD - 0.5%
  Kansas City Southern Ind., Inc.                 6,000        382,875

REAL ESTATE INVESTMENT MANAGEMENT - 1.0%
  Jones Lang LaSalle Inc.*                       10,800        321,975
  Security Capital Group, Inc. - Class B*        16,800        244,650
  Trammell Crow Company*                         14,000        230,125

RECREATION - 1.1%
  Carnival Corporation                            9,000        436,500
  Harley-Davidson, Inc.                           8,000        435,000

RESTAURANT - 1.0%
  Outback Steakhouse, Inc.*                       5,625        221,133
  Starbucks Corporation*                         16,200        608,512

RETAIL STORE - 8.8%
  AutoZone, Inc.*                                 8,100        244,012
  Bed Bath & Beyond, Inc.*                       14,000        539,000
  BJ's Wholesale Club, Inc.*                     11,000        330,688
  CDW Computer Centers, Inc.*                     5,000        220,000
  Circuit City Stores, Inc.                       5,300        492,900
  Consolidated Stores Corporation*                7,800        210,600
  Dollar General Corporation                     23,241        673,989
  Dollar Tree Stores, Inc.*                       6,000        264,000
  Harcourt General, Inc.                          4,500        232,031
  Kohl's Corporation*                             5,800        447,688
  Lands' End, Inc.*                               7,200        349,200
  Linens 'n Things Inc.*                          7,000        306,250
  Office Depot, Inc.*                            20,100        443,456

                             See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                   PORTFOLIO OF INVESTMENTS (UNAUDITED)
                        JUNE 30, 1999
-----------------------------------------------------------------------

                                                         Market
Common Stock                                   Shares    Value
---------------------------------------------- --------- ------------
RETAIL STORE - 8.8% (Continued)
  Staples Inc.*                                  10,500  $     324,844
  The Men's Wearhouse, Inc.*                      9,225        235,238
  Tiffany & Company                               7,000        675,500
  TJX Companies, Inc.                            12,000        399,750
  Williams-Sonoma, Inc.*                         10,000        348,125
  Zale Corporation*                               7,000        280,000

SECURITIES BROKERAGE - 2.3%
  Charles Schwab Corporation                      7,000        769,125
  Investment Technology Group, Inc.              12,444        399,764
  Legg Mason, Inc.                               10,000        385,000
  Raymond James Financial, Inc.                  10,125        242,367

SEMICONDUCTOR - 7.3%
  Altera Corporation*                            13,600        500,650
  Analog Devices, Inc.*                           8,500        426,594
  Applied Materials, Inc.*                        7,000        517,125
  Dallas Semiconductor Corporation                6,500        329,875
  Lattice Semiconductor Corporation*              6,000        373,500
  Level One Communications, Inc.*                 5,500        269,156
  Linear Technology Corporation                  14,800        995,300
  Maxim Integrated Products, Inc.*               13,000        864,500
  PMC-Sierra, Inc.*                               6,800        400,775
  Vitesse Semiconductor Corporation*              7,500        505,781
  Xilinx, Inc.*                                  10,600        606,850

TELECOMMUNICATIONS EQUIPMENT - 2.0%
  ADC Telecommunications, Inc.*                   5,500        250,594
  General Instrument Corporation*                 8,000        340,000
  Tellabs, Inc.*                                  7,000        472,938
  Uniphase Corporation*                           3,000        498,000

TELECOMMUNICATIONS SERVICE - 4.1%
  ICG Communications Inc.*                        7,000        149,625
  Intermedia Communications, Inc.*                7,000        210,000
  MCI WorldCom, Inc.*                             6,500        560,625
  McleodUSA Inc.*                                 6,500        357,500
  Nextel Communications, Inc.*                    9,000        451,688
  NEXTLINK Communications, Inc.*                  5,000        371,875
  NTL Incorporated*                               2,500        215,469
  United States Cellular Corporation*             3,500        187,250
  Viatel, Inc.*                                   9,000        505,125
  Western Wireless Corporation*                   9,500        256,500

THRIFT - 0.5%
  Charter One Financial, Inc.                     6,300        175,219
  JSB Financial, Inc.                             5,000        254,375

TOYS - 0.3%
  Mattel, Inc.                                    9,125        240,672

TRANSPORT SERVICES - 0.8%
  C.H. Robinson Worldwide, Inc.                   8,000        294,000
  Expeditors International of Washington, Inc.   12,000        327,000
                                                         --------------
TOTAL COMMON STOCK - 99.6%
  (Cost $44,986,173)                                     $  79,471,357
                                                         ==============


* Securities are non-income producing
ADR - American Depositary Receipt

                             See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BOND FUND
              PORTFOLIO OF INVESTMENTS (UNAUDITED)
                        JUNE 30, 1999
-------------------------------------------------------------------------------

                                                S & P
                                                Credit                         Principal  Market
Fixed Income Securities                         Rating    Coupon    Maturity   Amount     Value
----------------------------------------------- --------- --------- ---------  ---------  -----------
AEROSPACE / DEFENSE - 1.8%
  Lockheed Martin Corporation                     BBB+       7.650  05/01/16  $ 150,000  $   151,596

AIR TRANSPORT - 1.2%
  Northwest Airlines, Inc.                        BB         8.700  03/15/07    100,000       98,077

AUTO PARTS - 1.2%
  Federal-Mogul Corporation                       BB+        7.750  07/01/06    100,000       98,500

AUTO & TRUCK - 1.2%
  Ford Motor Company                              A          7.250  10/01/08    100,000      102,009

BANK - 6.8%
  Capital One Financial                           BB+        7.250  05/01/06    150,000      143,438
  Citicorp                                        A+         7.250  10/15/11    250,000      250,361
  Morgan, J.P. & Company                          AA-        8.500  08/15/03    100,000      106,627
  Swiss Bank Corp.-NY                             AA         7.375  07/15/15     75,000       74,786

BEVERAGE - 1.2%
  Anheuser-Busch Companies, Inc.                  A+         7.125  07/01/17    100,000       97,588

BROADCASTING / CABLE TV - 3.0%
  Time Warner, Inc.                               BBB        7.250  10/15/17    250,000      250,000

BUILDING MATERIALS - 1.8%
  American Standard, Inc.                         BB-        7.375  04/15/05    150,000      148,398

DIVERSIFIED - 4.0%
  Service Corp. International                     BBB        7.700  04/15/09    100,000      100,509
  Tyco International Group SA                     A-         6.125  01/15/09    250,000      234,173

ELECTRIC & GAS UTILITIES - 8.2%
  Duke Energy Corporation                         AA-        6.375  03/01/08     75,000       72,447
  Duquesne Light Company                          BBB+       7.550  06/15/25    150,000      146,819
  Florida Power Corporation                       AA-        6.875  02/01/08     70,000       70,527
  Ontario Hydro                                   AA-        7.450  03/31/13    150,000      158,809
  Potomac Edison Company                          A+         7.750  02/01/23     95,000       93,478
  Public Service Electric & Gas                   A-         7.000  09/01/24     50,000       47,430
  Texas Utilities Company                         BBB+       7.875  03/01/23    100,000       99,358

ENVIRONMENTAL - 0.5%
  Waste Management, Inc.                          BBB+       7.650  03/15/11     45,000       46,305

FINANCIAL SERVICES - 8.0%
  Fairfax Financial Holdings                      BBB+       8.250  10/01/15    250,000      270,000

                             See Note To Financial Statements

              ADVANCE CAPITAL I, INC. - BOND FUND
              PORTFOLIO OF INVESTMENTS (UNAUDITED)
                        JUNE 30, 1999
-------------------------------------------------------------------------------

                                                S & P
                                                Credit                         Principal  Market
Fixed Income Securities                         Rating    Coupon    Maturity   Amount     Value
----------------------------------------------- --------- --------- ---------  ---------  -----------
FINANCIAL SERVICES - 8.0% (Continued)
  GMAC                                            A          6.625  10/15/05  $ 125,000  $   124,399
  Household Finance Corporation                   A          6.375  08/01/10    150,000      141,401
  Sears Roebuck Acceptance Corp.                  A-         6.875  10/15/17    150,000      141,524

FOOD PROCESSING - 1.2%
  Archer Daniels Midland Company                  AA-        7.125  03/01/13    100,000      100,799

FOREIGN GOVERNMENT - 1.9%
  Province of Quebec                              A+         8.800  04/15/03    150,000      161,192

FOREIGN TELECOMMUNICATIONS - 1.1%
  Cable & Wireless Communications PLC             A-         6.750  12/01/08    100,000       95,881

GROCERY - 1.8%
  Great Atlantic & Pacific Tea Co.                BBB-       7.700  01/15/04    150,000      149,726

HOMEBUILDING - 1.2%
  Kaufman & Broad Home Corp.                      BB-        9.625  11/15/06    100,000      102,404

HOTEL / GAMING - 4.0%
  Harrahs Operating Co., Inc.                     BB+        7.875  12/15/05    100,000       98,266
  HMH Properties, Inc.                            BB         8.450  12/01/08    100,000       96,375
  Park Place Entertainment                        BB+        7.875  12/15/05    150,000      147,435

INSURANCE - 3.6%
  Aetna Services, Inc.                            A          7.125  08/15/06    100,000       99,256
  Allstate Corporation                            A+         7.500  06/15/13    100,000      102,218
  CIGNA Corporation                               A          8.250  01/01/07    100,000      106,327

MACHINERY - 2.6%
  Caterpillar, Inc.                               A+         9.000  04/15/06    100,000      111,260
  Deere & Company                                 A+         8.950  06/15/19    100,000      108,000

MEDICAL SERVICES - 1.7%
  Tenet Healthcare Corporation                    BB+        8.000  01/15/05    150,000      147,731

METALS & MINING - 1.5%
  Alcan Aluminum Ltd.                             A-         5.875  04/01/00    125,000      124,926

NATURAL GAS - 1.2%
  Columbia Energy Group                           BBB+       7.320  11/28/10    100,000      101,000

NEWSPAPER - 2.5%
  Hollinger International, Inc.                   BB         8.625  03/15/05    150,000      153,694
  Knight-Ridder, Inc.                             A          9.875  04/15/09     50,000       61,127

                             See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BOND FUND
              PORTFOLIO OF INVESTMENTS (UNAUDITED)
                        JUNE 30, 1999
-------------------------------------------------------------------------------

                                                S & P
                                                Credit                         Principal  Market
Fixed Income Securities                         Rating    Coupon    Maturity   Amount     Value
----------------------------------------------- --------- --------- ---------  ---------  -----------
OILFIELD SERVICES - 2.8%
  Offshore Logistics, Inc.                        BB         7.875  01/15/08  $ 150,000  $   141,000
  Pride International, Inc.                       BB         9.375  05/01/07    100,000       99,578

PACKAGING & CONTAINERS - 1.8%
  Owens-Illinois, Inc.                            BB+        8.100  05/15/07    150,000      149,250

PETROLEUM - 3.4%
  Kerr-McGee Corporation                          BBB        7.000  11/01/11    150,000      146,233
  Phillips Petroleum Company                      A-         6.650  07/15/18    150,000      137,969

RAILROAD - 4.6%
  Burlington Northern Santa Fe                    BBB+       8.750  02/25/22    250,000      285,739
  Missouri Pacific Railroad Co.                   A-         9.400  12/15/00    100,000      104,474

RECREATION - 1.8%
  Speedway Motorsports, Inc.                      B+         8.500  08/15/07    150,000      154,500

RENTAL AUTO / EQUIPMENT - 2.3%
  Hertz Corporation                               A-         6.625  05/15/08    200,000      192,865

SECURITIES BROKERAGE - 2.7%
  Merrill Lynch & Co.                             AA-        6.875  11/15/18    250,000      231,049

STEEL - 1.8%
  AK Steel Corporation                            BB-        9.125  12/15/06    150,000      154,892

TELECOMMUNICATIONS SERVICE - 5.1%
  AT&T Corporation                                AA-        7.750  03/01/07     90,000       95,042
  MasTec, Inc.                                    BB-        7.750  02/01/08    200,000      194,000
  New York Telephone Company                      A+         7.250  02/15/24    150,000      146,203

TEXTILE - 1.6%
  Interface, Inc.                                 BB+        7.300  04/01/08    150,000      137,250

TOBACCO - 1.1%
  Philip Morris Companies, Inc.                   A          6.375  02/01/06    100,000       96,572

U.S. GOVERNMENT - 2.8%
  U.S. Treasury - Bond                                       6.500  05/15/05    230,000      236,900
                                                                                         -----------

TOTAL FIXED-INCOME SECURITIES - 95.0%
  (Cost $8,102,582)                                                                      $ 8,039,692
                                                                                         ===========


                             See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BALANCED FUND
              PORTFOLIO OF INVESTMENTS (UNAUDITED)
                        JUNE 30, 1999
-----------------------------------------------------------------------

                                                           Market
Common Stock                                    Shares     Value
----------------------------------------------- ---------  ------------
ADVERTISING - 0.5%
  Catalina Marketing Corporation*                  1,100   $   101,200
  Harte-Hanks Inc.                                 2,000        54,250
  Interpublic Group of Companies, Inc.             1,400       121,275
  Lamar Advertising Company*                       1,700        69,594
  Omnicom Group, Inc.                              1,500       120,000
  Outdoor Systems, Inc.*                           6,750       246,375

AEROSPACE / DEFENSE - 1.2%
  AlliedSignal, Inc.                              10,200       642,600
  Boeing Company                                   9,740       428,560
  Gulfstream Aerospace Corporation*                1,700       114,856
  Lockheed Martin Corporation                      6,000       223,500
  United Technologies Corporation                  4,400       315,425

AIR TRANSPORT - 0.1%
  Air Express International Corp.                  2,400        60,900
  Comair Holdings, Inc.                            5,343       111,201

APPAREL - 0.3%
  Cintas Corporation                               1,300        87,344
  Quiksilver, Inc.*                                4,500       117,281
  VF Corporation                                   3,600       153,900
  Warnaco Group, Inc.                              1,500        40,125

AUTO PARTS - 0.2%
  Borg-Warner Automotive, Inc.                     2,000       110,000
  Dana Corporation                                 2,600       119,762
  Genuine Parts Company                            3,000       105,000

AUTO & TRUCK - 0.3%
  Ford Motor Company                               4,900       280,525
  General Motors Corporation                       2,400       158,400

BANK - 4.8%
  Banc One Corporation                             9,260       551,549
  Bank of America Corporation                     14,613     1,071,316
  Bank of New York Company, Inc.                   5,600       205,450
  BankBoston Corporation                           5,080       259,715
  Chase Manhattan Corporation                      9,680       837,320
  City National Corporation                        1,600        59,900
  Community First Bankshares, Inc.                 2,000        47,750
  First American Corporation                       4,400       182,875
  First Security Corporation                       8,000       218,000
  First Tennessee National Corp.                  11,600       444,425
  First Union Corporation                         11,600       545,200
  J.P. Morgan & Company                            1,500       210,750
  KeyCorp                                          5,000       160,625
  Mellon Bank Corporation                         13,300       483,788
  National City Corporation                        2,000       131,000
  Northern Trust Corporation                       1,700       164,900
  PNC Bank Corporation                             4,000       230,500
  State Street Corporation                         2,400       204,900
  U.S. Bancorp                                     3,900       130,162
  U.S. Trust Corporation                           1,400       129,500
  Wells Fargo Company                             11,130       475,807
  Wilmington Trust Corporation                     3,500       200,812
  Zions Bancorporation                             1,500        95,250

BEVERAGE - 0.6%
  Anheuser-Busch Companies, Inc.                   7,400       524,938
  Diageo PLC-ADR                                   4,800       206,400
  PepsiCo, Inc.                                    3,000       116,063

BIOTECHNOLOGY - 0.5%
  Amgen, Inc.*                                     2,200       133,925
  Biogen, Inc.*                                    4,000       257,250
  Centocor Inc.*                                   1,500        69,937
  Human Genome Sciences, Inc.*                     1,700        67,150
  Immunex Corporation*                               500        63,719
  Incyte Pharmaceuticals, Inc.*                    1,400        37,013
  Millennium Pharmaceuticals, Inc.*                3,000       108,000
  PE Corp-Celera Genomics Group*                     500         8,094

                             See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BALANCED FUND
              PORTFOLIO OF INVESTMENTS (UNAUDITED)
                        JUNE 30, 1999
-----------------------------------------------------------------------

                                                           Market
Common Stock                                    Shares     Value
----------------------------------------------- ---------  ------------
BROADCASTING / CABLE TV - 1.2%
  Chancellor Media Corporation*                    2,400   $   132,300
  Clear Channel Communications*                    3,499       241,212
  Cox Communications, Inc.*                        3,000       110,438
  Emmis Communications Corporation*                2,000        98,750
  Hispanic Broadcasting Corporation*               1,600       121,400
  TCA Cable TV, Inc.                               3,100       172,050
  The Walt Disney Company                          9,000       277,312
  Time Warner, Inc.                                3,000       220,500
  Univision Communications, Inc.*                  3,300       214,500
  Westwood One, Inc.*                              1,700        60,669
  Young Broadcasting Inc.*                         1,500        63,844

BUILDING MATERIALS - 0.2%
  Armstrong World Industries, Inc.                 2,500       144,531
  Modine Manufacturing Company                     5,300       172,581

CHEMICAL - 1.1%
  duPont, E.I. de Nemours & Co.                    7,000       477,750
  Ecolab, Inc.                                     2,500       109,063
  Lilly Industries, Inc.                           2,500        46,406
  MacDermid, Inc.                                  2,000        93,000
  Rohm & Haas Company                              7,000       300,125
  Sherwin-Williams Company                         4,000       111,000
  Sigma-Aldrich Corporation                        2,600        89,537
  Union Carbide Corporation                        2,100       102,375
  Valspar Corporation                              2,600        98,800
  WD-40 Company                                    7,600       190,000

COMPUTER & PERIPHERALS - 1.3%
  Cisco Systems, Inc.*                             2,850       183,825
  Comverse Technology, Inc.*                       1,200        90,600
  Diebold, Inc.                                    1,400        40,250
  EMC Corporation*                                 3,500       192,938
  Gateway, Inc.*                                   1,200        70,800
  Hewlett-Packard Company                          6,100       611,525
  Microchip Technology, Inc.*                      1,500        71,063
  Network Appliance Inc.*                          3,400       189,975
  Sun Microsystems, Inc.*                          3,000       206,625
  Synopsys, Inc.*                                  2,000       110,375
  VERITAS Software Corporation*                    1,300       123,419

COMPUTER SOFTWARE & SERVICES - 2.5%
  Adobe Systems, Inc.                              1,200        98,588
  Affiliated Computer Services, Inc.*              2,000       101,250
  America Online, Inc.*                            2,500       275,781
  Automatic Data Processing, Inc.                  8,000       352,000
  BARRA, Inc.*                                     2,500        63,125
  BMC Software, Inc.*                              4,000       216,000
  Cadence Design Systems, Inc.*                    3,700        47,175
  Check Point Software Technologies Ltd.*          1,800        96,525
  Citrix Systems, Inc.*                            3,600       203,400
  CMGI Inc.*                                       1,200       136,875
  Compuware Corporation*                           8,000       254,500
  Concord Communications, Inc.*                    1,500        67,500
  DST Systems, Inc.*                               1,500        94,313
  Electronic Arts, Inc.*                           2,000       108,500
  FactSet Research Systems Inc.                    1,000        56,625
  IDX Systems Corporation*                         1,600        36,100
  IMS Health Incorporated                          3,700       115,625
  Infoseek Corporation*                            1,100        52,731
  Intuit, Inc.*                                    1,700       153,213
  Keane, Inc.*                                     1,500        33,938
  Legato Systems, Inc.*                            1,500        86,625
  Mercury Interactive Corporation*                 2,000        70,750
  Network Associates, Inc.*                        2,800        41,125
  Oracle Corporation*                              5,681       210,889
  Shared Medical Systems Corporation                 900        58,725
  Sterling Commerce, Inc.*                         3,500       128,625
  SunGard Data Systems, Inc.*                      3,000       103,500
  Symantec Corporation*                            2,400        61,200
  Visio Corporation*                               2,600        98,963
  Whittman-Hart Inc.*                              2,000        63,500
  Wind River Systems, Inc.*                        3,000        48,188

                             See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BALANCED FUND
              PORTFOLIO OF INVESTMENTS (UNAUDITED)
                        JUNE 30, 1999
-----------------------------------------------------------------------

                                                           Market
Common Stock                                    Shares     Value
----------------------------------------------- ---------  ------------
DIVERSIFIED - 1.1%
  Corning, Inc.                                    3,500   $   245,437
  Danaher Corporation                              1,500        87,188
  Minnesota Mining & Manufacturing                 4,300       373,831
  PPG Industries, Inc.                             6,100       360,281
  Raychem Corporation                              2,000        74,000
  Roper Industries, Inc.                           2,000        64,000
  Teleflex, Inc.                                   2,000        86,875
  Textron, Inc.                                    3,000       246,937
  Viad Corp.                                       2,500        77,344

DRUG - 3.3%
  Abbott Laboratories                              7,200       327,600
  American Home Products Corp.                     6,800       391,000
  BioChem Pharma, Inc.*                            2,200        41,250
  Biomatrix, Inc.*                                 2,000        43,125
  Bristol-Myers Squibb Company                    21,500     1,510,375
  Cardinal Health, Inc.                            2,700       173,137
  Elan Corporation PLC-ADR*                        3,000        83,250
  Express Scripts, Inc.*                           1,000        60,187
  Gilead Sciences, Inc.*                           1,700        88,825
  MedImmune, Inc.*                                 1,200        81,300
  Merck & Company, Inc.                           12,000       883,500
  Pfizer, Inc.                                     2,000       219,500
  Schering-Plough Corporation                      7,000       371,000
  Warner-Lambert Company                           5,500       381,562
  Watson Pharmaceuticals, Inc.*                    1,600        56,100

DRUGSTORE - 0.2%
  CVS Corporation                                  1,600        81,200
  Duane Reade Inc.*                                2,000        61,000
  Rite Aid Corporation                             4,000        98,500

ELECTRIC & GAS UTILITIES - 3.0%
  AES Corporation*                                 2,800       162,750
  Carolina Power & Light Company                   4,700       201,219
  CMS Energy Corporation                           3,300       138,187
  Consolidated Edison Co. of N.Y.                  5,400       244,350
  Constellation Energy Group                       5,700       168,862
  Duke Energy Corporation                          8,935       486,399
  Edison International                            10,500       282,188
  FirstEnergy Corp.                                4,500       139,500
  Florida Progress Corporation                     7,500       309,844
  GPU, Inc.                                        3,600       151,875
  Hawaiian Electric Industries, Inc.               6,100       216,550
  New Century Energies, Inc.                       4,700       182,419
  Northern States Power Company                    5,000       120,938
  Reliant Energy, Inc.                             8,800       243,100
  SCANA Corporation                                5,000       116,875
  Southern Company                                 9,000       238,500
  TECO Energy, Inc.                               13,200       300,300
  Texas Utilities Company                          7,800       321,750
  Unicom Corporation                               6,000       231,375

ELECTRICAL EQUIPMENT - 1.0%
  Emerson Electric Company                         5,000       314,687
  General Electric Company                         7,500       843,750
  Hubbell Inc.-Class B                             3,200       145,200
  Littlefuse, Inc.*                                2,000        38,500
  Molex, Inc.                                      2,928        92,232
  Rayovac Corporation                              2,300        52,181

ELECTRONICS - 0.5%
  Sanmina Corporation*                             1,900       144,163
  SCI Systems, Inc.*                               2,000        95,000
  Symbol Technologies, Inc.                        6,750       248,906
  Teradyne, Inc.*                                  1,000        71,750
  Waters Corporation*                              3,000       159,375

ENTERTAINMENT - 0.1%
  Premier Parks Inc.                               2,500        91,875

                             See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BALANCED FUND
              PORTFOLIO OF INVESTMENTS (UNAUDITED)
                        JUNE 30, 1999
-----------------------------------------------------------------------

                                                           Market
Common Stock                                    Shares     Value
----------------------------------------------- ---------  ------------
ENVIRONMENTAL - 0.4%
  Allied Waste Industries, Inc.*                   2,700   $    53,325
  Browning-Ferris Industries, Inc.                 4,500       193,500
  Superior Services, Inc.*                         3,100        82,731
  Waste Management, Inc.                           5,687       305,676

FINANCIAL SERVICES - 2.4%
  American Express Company                         5,000       650,625
  Associates First Capital Corporation             1,834        80,925
  Capital One Financial Corporation                1,500        83,531
  Citigroup Inc.                                   8,100       384,750
  Concord EFS, Inc.*                               3,000       126,937
  Countrywide Credit Industries, Inc.              4,000       171,000
  Dun & Bradstreet Corporation                     4,700       166,556
  Fannie Mae                                       6,800       464,950
  Finova Group, Inc.                               2,000       105,250
  Franklin Resources, Inc.                         3,000       121,875
  Freddie Mac                                      4,000       232,000
  Morgan Stanley Dean Witter & Co.                 4,000       411,000
  Paychex, Inc.                                    5,062       161,367
  Providian Financial Corporation                  2,400       224,400

FOOD PROCESSING - 1.0%
  ConAgra Inc.                                     5,622       149,676
  General Mills, Inc.                              4,900       393,837
  Heinz (H.J.) Company                             5,000       250,625
  Hershey Foods Corp.                              2,800       166,250
  Kellogg Company                                  3,000        99,000
  Quaker Oats Company                              2,000       132,750
  Sara Lee Corporation                             9,000       204,188
  Tootsie Roll Industries, Inc.                    2,622       101,275

FOOD WHOLESALERS - 0.1%
  U.S. Foodservice*                                2,000        85,250

FOREIGN TELECOMMUNICATIONS - 0.5%
  BCE Inc.                                         4,400       216,975
  Ericsson (LM) Telephone-ADR-Class B              3,600       118,575
  Reuters Group PLC-ADR                            2,733       221,544
  Vodafone AirTouch PLC-ADR                          800       157,600

FURNITURE / HOME FURNISHINGS - 0.1%
  HON INDUSTRIES Inc.                              3,300        96,319
  Leggett & Platt, Inc.                            3,100        86,219

GROCERY - 0.3%
  Albertson's, Inc.                                2,900       149,531
  Safeway, Inc.*                                   4,000       198,000
  Whole Foods Market Inc.*                         1,900        91,319

HOMEBUILDING - 0.1%
  Lennar Corporation                               3,200        76,800

HOUSEHOLD PRODUCTS - 0.3%
  Clorox Company                                   2,000       213,625
  Whirlpool Corporation                            2,500       185,000

INDUSTRIAL SERVICES - 0.5%
  ACNielsen Corporation*                           2,800        84,700
  Apollo Group, Inc.*                              3,050        81,016
  DeVry, Inc.*                                     3,800        85,025
  Equifax, Inc.                                    2,600        92,788
  Interim Services, Inc.*                          2,232        46,035
  ITT Educational Services, Inc.*                  2,200        57,338
  Quintiles Transnational Corporation*             2,000        84,000
  Robert Half International, Inc.*                 2,250        58,500
  Sylvan Learning Systems, Inc.*                   3,075        83,602

INSURANCE - 2.3%
  Ace Ltd.                                         3,000        84,750
  AFLAC, Inc.                                      4,800       229,800
  Ambac Financial Group, Inc.                      2,600       148,525
  American General Corporation                     2,500       188,438
  American International Group, Inc.               6,039       708,073
  E. W. Blanch Holdings, Inc.                        500        34,094

                             See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BALANCED FUND
              PORTFOLIO OF INVESTMENTS (UNAUDITED)
                        JUNE 30, 1999
-----------------------------------------------------------------------

                                                           Market
Common Stock                                    Shares     Value
----------------------------------------------- ---------  ------------
INSURANCE - 2.3% (Continued)
  Hartford Financial Services Group, Inc.          4,000   $   233,250
  Lincoln National Corporation                     5,000       261,562
  Marsh & McLennan Companies, Inc.                 6,600       499,537
  MBIA, Inc.                                       3,000       194,250
  Mercury General Corporation                      1,400        47,600
  MGIC Investment Corporation                      3,800       184,775
  Mutual Risk Management Ltd.                      6,666       222,478
  Progressive Corporation                          1,000       145,000
  Protective Life Corporation                      2,700        91,800
  XL Capital Ltd.                                  1,000        56,500

MACHINERY - 0.6%
  Caterpillar, Inc.                                3,600       216,000
  Cognex Corporation*                              1,500        47,344
  Deere & Company                                  4,200       164,587
  Donaldson Company, Inc.                          2,800        68,600
  Dover Corporation                                7,000       245,000
  IDEX Corporation                                 2,000        65,750
  Parker-Hannifin Corporation                      1,575        72,056

MANUFACTURED HOUSING - 0.0%
  Oakwood Homes Corporation                        2,000        26,250

MEDICAL SERVICES - 0.4%
  Covance Inc.*                                    2,500        59,844
  HCR Manor Care, Inc.*                            3,700        89,494
  Health Management Associates*                    8,352        93,960
  Lincare Holdings, Inc.*                          2,000        50,000
  McKesson HBOC, Inc.                              2,000        64,250
  Renal Care Group, Inc.*                          2,000        51,750
  United HealthCare Corporation                    1,300        81,413
  Universal Health Services, Inc. - Class B*       2,200       105,050

MEDICAL SUPPLIES - 1.1%
  Baxter International, Inc.                       3,500       212,188
  Boston Scientific Corporation*                   2,800       123,025
  Guidant Corporation                              4,000       204,500
  Henry Schein, Inc.*                              1,500        47,531
  Johnson & Johnson                                2,560       250,880
  Medtronic, Inc.                                  3,600       280,350
  Perclose, Inc.*                                    500        24,031
  ResMed Inc.*                                     1,000        33,188
  Steris Corporation*                              2,000        38,750
  Sybron International Corp.*                      4,000       110,250
  VISX, Inc.*                                      3,000       237,562
  Xomed Surgical Products, Inc.*                     700        34,081

METAL FABRICATING - 0.2%
  Kaydon Corporation                               5,500       184,937
  Lincoln Electric Holdings, Inc.                  3,500        71,750

METALS & MINING - 0.3%
  Alcoa, Inc.                                      8,000       495,000

NATURAL GAS - 0.4%
  Enron Corporation                                5,400       441,450
  The Williams Companies, Inc.                     4,500       191,531

NEWSPAPER - 0.2%
  Central Newspapers, Inc.                         2,000        75,000
  Gannett Company, Inc.                            3,800       271,225

OFFICE EQUIPMENT & SUPPLIES - 0.6%
  Avery Dennison Corporation                       2,200       132,825
  Pitney Bowes, Inc.                               7,000       449,750
  Xerox Corporation                                5,800       342,563

OILFIELD SERVICES - 0.8%
  Baker Hughes, Inc.                               6,500       217,750
  BJ Services Company*                             3,200        94,200
  Cooper Cameron Corporation*                      1,900        70,419
  Halliburton Company                              7,000       316,750
  Schlumberger Ltd.                                3,180       202,526
  Smith International, Inc.*                       2,800       121,625

                             See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BALANCED FUND
              PORTFOLIO OF INVESTMENTS (UNAUDITED)
                        JUNE 30, 1999
-----------------------------------------------------------------------

                                                           Market
Common Stock                                    Shares     Value
----------------------------------------------- ---------  ------------
OILFIELD SERVICES - 0.8% (Continued)
  Veritas DGC, Inc.*                               2,500   $    45,781
  Weatherford International, Inc.*                 1,800        65,925

PACKAGING & CONTAINER - 0.1%
  Sealed Air Corporation*                          2,000       129,750

PAPER & FOREST PRODUCTS - 0.7%
  Fort James Corporation                           3,000       113,625
  Georgia-Pacific Group                            2,800       132,650
  International Paper Company                      8,000       402,000
  Weyerhaeuser Company                             4,400       302,500

PETROLEUM - 3.3%
  Apache Corporation                               1,800        70,200
  BP Amoco PLC-ADR                                 8,896       965,216
  Chevron Corporation                              5,300       503,831
  Devon Energy Corporation                         1,500        53,719
  Exxon Corporation                               12,600       971,775
  Mobil Corporation                               10,000       990,000
  Repsol SA-ADR                                   10,200       207,188
  Royal Dutch Petroleum Company                   13,600       819,400
  Texaco, Inc.                                     2,300       144,038

PRECISION INSTRUMENT - 0.1%
  Dionex Corporation*                              2,000        81,000
  PE Corp-PE Biosystems Group                      1,000       114,750

PRINTING - 0.1%
  Valassis Communications, Inc.*                   3,900       142,838

PUBLISHING - 0.5%
  McGraw-Hill Companies, Inc.                      8,000       431,500
  Meredith Corporation                             3,700       128,113
  Value Line, Inc.                                 4,700       183,300

RAILROAD - 0.4%
  Kansas City Southern Ind., Inc.                  4,500       287,156
  Norfolk Southern Corporation                     8,100       244,013

REAL ESTATE INVESTMENT MANAGEMENT - 0.2%
  Jones Lang LaSalle Inc.*                         4,200       125,212
  Security Capital Group, Inc. - Class B*          5,400        78,638
  Trammell Crow Company*                           4,000        65,750

REAL ESTATE INVESTMENT TRUST - 1.2%
  Archstone Communities Trust                     10,900       239,119
  CarrAmerica Realty Corporation                   5,000       125,000
  Duke Realty Investments, Inc.                    7,200       162,450
  Equity Office Properties Trust                   9,700       248,562
  Federal Realty Investment Trust                  4,800       110,100
  Prologis Trust                                  14,908       301,887
  Rouse Company                                    9,800       248,675
  Simon Property Group, Inc.                       6,400       162,400
  Weingarten Realty Investors                      3,200       133,600

RECREATION - 0.4%
  Brunswick Corporation                            4,000       111,500
  Carnival Corporation                             4,000       194,000
  Harley-Davidson, Inc.                            4,000       217,500

RESTAURANT - 0.4%
  McDonald's Corporation                           5,000       205,625
  Outback Steakhouse, Inc.*                        3,375       132,680
  Starbucks Corporation*                           8,000       300,500

RETAIL STORE - 2.5%
  AutoZone, Inc.*                                  2,400        72,300
  Bed Bath & Beyond, Inc.*                         8,000       308,000
  BJ's Wholesale Club, Inc.*                       3,400       102,212
  CDW Computer Centers, Inc.*                      2,000        88,000

                             See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BALANCED FUND
              PORTFOLIO OF INVESTMENTS (UNAUDITED)
                        JUNE 30, 1999
-----------------------------------------------------------------------

                                                            Market
Common Stock                                    Shares     Value
----------------------------------------------- ---------  ------------
RETAIL STORE - 2.5% (Continued)
  Circuit City Stores, Inc.                        2,200   $   204,600
  Consolidated Stores Corporation*                 1,900        51,300
  Dayton Hudson Corporation                        8,000       520,000
  Dollar General Corporation                      12,206       353,974
  Dollar Tree Stores, Inc.*                        2,200        96,800
  Harcourt General, Inc.                           1,700        87,656
  Kohl's Corporation*                              1,800       138,938
  Lands' End, Inc.*                                2,200       106,700
  Linens 'n Things Inc.*                           1,800        78,750
  Office Depot, Inc.*                              6,300       138,994
  Sears, Roebuck & Company                         3,900       173,794
  Staples Inc.*                                    3,300       102,094
  Tandy Corporation                                6,400       312,800
  The Men's Wearhouse, Inc.*                       2,250        57,375
  Tiffany & Company                                2,300       221,950
  TJX Companies, Inc.                              4,400       146,575
  Williams-Sonoma, Inc.*                           3,500       121,844
  Zale Corporation*                                2,200        88,000

SECURITIES BROKERAGE - 0.7%
  A.G. Edwards, Inc.                               4,500       145,125
  Bear Stearns Companies, Inc.                     2,930       136,978
  Charles Schwab Corporation                       2,500       274,687
  Investment Technology Group, Inc.                4,626       148,610
  Legg Mason, Inc.                                 3,000       115,500
  Merrill Lynch & Company, Inc.                    2,400       190,800
  Raymond James Financial, Inc.                    2,000        47,875

SEMICONDUCTOR - 2.3%
  Altera Corporation*                              5,000       184,063
  Analog Devices, Inc.*                            2,900       145,544
  Applied Materials, Inc.*                         1,500       110,813
  Dallas Semiconductor Corporation                 2,000       101,500
  Intel Corporation                                9,600       571,200
  Lattice Semiconductor Corporation*               1,800       112,050
  Level One Communications, Inc.*                  1,500        73,406
  Linear Technology Corporation                    4,400       295,900
  Maxim Integrated Products, Inc.*                 4,800       319,200
  Motorola, Inc.                                   2,500       236,875
  PMC-Sierra, Inc.*                                2,000       117,875
  SDL, Inc.*                                       3,000       153,187
  Texas Instruments, Inc.                          3,800       547,200
  Vitesse Semiconductor Corporation*               2,500       168,594
  Xilinx, Inc.*                                    4,200       240,450

STEEL - 0.3%
  Nucor Corporation                                7,800       370,013

TELECOMMUNICATIONS EQUIPMENT - 0.4%
  ADC Telecommunications, Inc.*                    2,000        91,125
  General Instrument Corporation*                  2,300        97,750
  Tellabs, Inc.*                                   2,560       172,960
  Uniphase Corporation*                            1,100       182,600

TELECOMMUNICATIONS SERVICE - 4.2%
  Aliant Communications Inc.                       3,000       138,563
  ALLTEL Corporation                               6,276       448,734
  Ameritech Corporation                            6,000       441,000
  AT&T Corporation                                 2,250       125,156
  Bell Atlantic Corporation                        8,200       533,000
  BellSouth Corporation                           20,000       937,500
  Cincinnati Bell, Inc.                            5,000       124,687
  GTE Corporation                                 11,500       871,125
  ICG Communications Inc.*                         2,500        53,437
  Intermedia Communications, Inc.*                 2,400        72,000
  MCI WorldCom, Inc.*                              2,700       232,875
  McleodUSA Inc.*                                  2,500       137,500
  Nextel Communications, Inc.*                     2,700       135,506
  NEXTLINK Communications, Inc.*                   1,500       111,563
  NTL Incorporated*                                  800        68,950
  SBC Communications, Inc.                        16,543       959,494
  Sprint Corporation                               6,400       338,000

                             See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BALANCED FUND
              PORTFOLIO OF INVESTMENTS (UNAUDITED)
                        JUNE 30, 1999
-----------------------------------------------------------------------

                                                            Market
Common Stock                                    Shares     Value
----------------------------------------------- ---------  ------------
TELECOMMUNICATIONS SERVICE - 4.2% (Continued)
  United States Cellular Corporation*              1,100  $     58,850
  Viatel, Inc.*                                    3,300       185,212
  Western Wireless Corporation*                    2,200        59,400

THRIFT - 0.1%
  Charter One Financial, Inc.                      1,890        52,566
  JSB Financial, Inc.                              1,500        76,313

TIRE & RUBBER - 0.1%
  Goodyear Tire & Rubber Company                   2,600       152,912

TOBACCO - 0.5%
  Philip Morris Companies, Inc.                   13,400       538,513
  UST, Inc.                                        4,000       117,250

TOILETRIES / COSMETICS - 1.2%
  Avon Products Inc.                               4,000       222,000
  Colgate-Palmolive Company                        4,000       394,000
  Gillette Company                                 6,000       246,000
  Int'l Flavors & Fragrances, Inc.                 5,000       220,313
  Kimberly-Clark Corporation                       7,300       416,100
  Proctor & Gamble Company                         2,400       214,200

TOYS - 0.2%
  Hasbro, Inc.                                     6,750       188,578
  Mattel, Inc.                                     3,125        82,422

TRANSPORT SERVICES - 0.2%
  C.H. Robinson Worldwide, Inc.                    3,000       110,250
  Expeditors International of Washington, Inc.     4,200       114,450

WATER UTILITY - 0.1%
  American Water Works Co., Inc.                   5,500       169,125
                                                          -------------
TOTAL COMMON STOCK - 56.8%
  (Cost $41,527,903)                                      $ 81,775,075
                                                          =============


* Securities are non-income producing
ADR - American Depositary Receipt

                             See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BALANCED FUND
              PORTFOLIO OF INVESTMENTS (UNAUDITED)
                        JUNE 30, 1999
-----------------------------------------------------------------------

                                              S & P
                                              Credit                          Principal   Market
 Fixed Income Securities                      Rating    Coupon    Maturity    Amount      Value
--------------------------------------------- --------- --------- ---------   ---------   ------------
AEROSPACE / DEFENSE - 1.4%
  B.F. Goodrich Company                         A-         6.800  02/01/18  $  500,000  $     457,239
  Lockheed Martin Corporation                   BBB+       7.650  05/01/16     750,000        757,979
  Raytheon Company                              BBB        6.750  08/15/07     750,000        737,538

AIR TRANSPORT - 0.3%
  Federal Express Corporation                   BBB+       8.760  05/22/15     350,000        390,374

AUTO & TRUCK - 1.0%
  Ford Motor Company                            A          6.500  08/01/18     750,000        687,566
  General Motors Corporation                    A          7.700  04/15/16     750,000        776,081

BANK - 5.2%
  Banc One Corporation                          A          8.100  03/01/02     500,000        519,916
  Bank of America Corp.                         A          6.500  03/15/06     500,000        490,189
  BankBoston Corporation                        A-         7.375  09/15/06     500,000        530,900
  Bankers Trust Corporation                     A+         7.250  10/15/11     750,000        748,854
  Chase Manhattan Corp.                         A          6.750  08/15/08     400,000        393,382
  Comerica Bank                                 A-         7.125  12/01/13     500,000        509,585
  Dresdner Bank - New York                      AA-        7.250  09/15/15     750,000        736,024
  First Union Corporation                       A-         8.000  08/15/09     500,000        523,596
  MBNA America Bank, N.A.                       BBB        6.750  03/15/08     500,000        495,260
  Morgan, J.P. & Company                        AA-        8.500  08/15/03     500,000        533,137
  Republic New York Corporation                 A          7.000  03/22/11     500,000        492,741
  Royal Bank of Scotland PLC                    A          6.375  02/01/11     500,000        463,750
  Swiss Bank Corp.-NY                           AA         7.375  07/15/15     500,000        498,571
  Wachovia Corporation                          A+         6.375  02/01/09     500,000        479,302

BEVERAGE - 0.5%
  Anheuser-Busch Companies, Inc.                A+         7.125  07/01/17     750,000        731,912

BUILDING MATERIALS - 0.3%
  Masco Corporation                             A-         7.125  08/15/13     500,000        482,189

CHEMICAL - 0.7%
  Monsanto Company                              A          8.875  12/15/09     500,000        574,897
  Witco Corporation                             BBB+       6.125  02/01/06     500,000        461,759

COMPUTER & PERIPHERALS - 0.3%
  Dell Computer Corporation                     BBB+       6.550  04/15/08     500,000        478,839


                             See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BALANCED FUND
              PORTFOLIO OF INVESTMENTS (UNAUDITED)
                        JUNE 30, 1999
-----------------------------------------------------------------------

                                              S & P
                                              Credit                          Principal   Market
 Fixed Income Securities                      Rating    Coupon    Maturity    Amount      Value
--------------------------------------------- --------- --------- ---------   ---------   ------------
COMPUTER SOFTWARE & SERVICES - 0.3%
  Computer Associates International, Inc.       A-         6.500  04/15/08  $  500,000  $     467,338

DIVERSIFIED - 1.1%
  Service Corp. International                   BBB        7.700  04/15/09     500,000        502,547
  Tenneco, Inc.                                 BBB        7.625  06/15/17     500,000        530,000
  Tyco International Group SA                   A-         6.375  06/15/05     500,000        489,253

ELECTRIC & GAS UTILITIES - 5.5%
  Dayton Power & Light Company                  AA-        8.150  01/15/26     500,000        520,276
  Delmarva Power & Light Co.                    A          8.500  02/01/22     500,000        526,863
  Duke Energy Corporation                       AA-        6.375  03/01/08     500,000        482,980
  Duquesne Light Company                        BBB+       7.550  06/15/25     750,000        734,097
  Enserch Corporation                           BBB        6.564  07/01/05     500,000        495,310
  Florida Power Corporation                     AA-        8.000  12/01/22     500,000        516,374
  Hydro-Quebec                                  A+         7.000  03/01/05     500,000        505,661
  Jersey Central Power & Light Co.              A+         6.750  11/01/25     500,000        443,824
  Potomac Edison Company                        A+         7.750  05/01/25     500,000        510,437
  Public Service Electric & Gas                 A-         7.000  09/01/24     200,000        189,721
  Texas Utilities Company                       BBB+       7.875  03/01/23     750,000        745,183
  Union Electric Company                        AA-        8.750  12/01/21     500,000        536,024
  Virginia Electric Power                       A          8.000  03/01/04     500,000        528,854
  West Penn Power Company                       A+         7.875  09/01/22     500,000        513,170
  Western Resources, Inc.                       BBB        6.875  08/01/04     500,000        502,084

FINANCIAL SERVICES - 4.8%
  American General Finance Corp.                A+         8.125  08/15/09     500,000        537,664
  BHP Finance USA Ltd.                          A-         7.250  03/01/16     500,000        492,964
  Dow Capital BV                                A          8.700  05/15/22     250,000        261,240
  Fairfax Financial Holdings                    BBB+       8.250  10/01/15     750,000        810,000
  Fletcher Challenge Capital Canada, Inc.       BBB        8.250  06/20/16     500,000        510,000
  General Electric Capital Corporation          AAA        7.750  03/15/02     500,000        520,522
  Household Finance Corporation                 A          6.375  08/01/10    *********       942,672
  IBM Credit Corporation                        A+         6.750  12/24/07     500,000        483,849
  John Deere Capital Corp.                      A          8.625  08/01/19     500,000        520,000
  Morgan Stanley Dean Witter                    A+         6.750  10/15/13     750,000        706,793
  Santander Finance Issuances                   A          6.375  02/15/11     500,000        463,577
  Sears Roebuck Acceptance Corp.                A-         6.875  10/15/17     750,000        707,622

FOOD PROCESSING - 0.3%
  Nabisco, Inc.                                 BBB        7.050  07/15/07     500,000        494,486

                             See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BALANCED FUND
              PORTFOLIO OF INVESTMENTS (UNAUDITED)
                        JUNE 30, 1999
-----------------------------------------------------------------------

                                              S & P
                                              Credit                          Principal   Market
 Fixed Income Securities                      Rating    Coupon    Maturity    Amount      Value
--------------------------------------------- --------- --------- ---------   ---------   ------------
FOOD WHOLESALERS - 0.2%
  Sysco Corporation                             AA-        7.250  04/15/07  $  250,000  $     258,092

FOREIGN GOVERNMENT - 1.1%
  Province of Nova Scotia                       A-         7.250  07/27/13     500,000        500,679
  Province of Quebec                            A+         8.800  04/15/03     350,000        376,116
  Province of Saskatchewan                      A          9.375  12/15/20     525,000        654,214

FOREIGN TELECOMMUNICATIONS - 0.5%
  Cable & Wireless Communications PLC           A-         6.750  03/06/08     750,000        719,562

GROCERY - 0.3%
  SUPERVALU, INC.                               BBB+       6.640  06/09/06     500,000        485,775

HOTEL / GAMING - 0.8%
  Hilton Hotels Corporation                     BBB        7.200  12/15/09     750,000        727,370
  Mirage Resorts, Inc.                          BBB        7.250  08/01/17     500,000        459,345

INDUSTRIAL SERVICES - 0.3%
  ServiceMaster Company                         BBB        7.100  03/01/18     500,000        473,511

INSURANCE - 2.7%
  Allstate Corporation                          A+         7.500  06/15/13     750,000        766,639
  CIGNA Corporation                             A          8.250  01/01/07     500,000        531,636
  CNA Financial Corporation                     A-         6.950  01/15/18     500,000        463,296
  Leucadia National Corporation                 A-         7.750  08/15/13     500,000        505,000
  MBIA, Inc.                                    AA         9.375  02/15/11     500,000        580,483
  Metropolitan Life Insurance Co.*              A+         7.450  11/01/23     450,000        427,272
  SunAmerica, Inc.                              AAA        8.125  04/28/23     500,000        553,220

MACHINERY - 0.7%
  Case Corporation                              A-         7.250  01/15/16     500,000        500,000
  Clark Equipment Company                       A-         8.000  05/01/23     500,000        512,610

MEDICAL SUPPLIES - 0.8%
  Cardinal Health, Inc.                         A          6.000  01/15/06     500,000        474,864
  Johnson & Johnson                             AAA        8.720  11/01/24     550,000        612,301

METALS & MINING - 0.4%
  Placer Dome, Inc.                             BBB        7.750  06/15/15     500,000        505,000

                             See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BALANCED FUND
              PORTFOLIO OF INVESTMENTS (UNAUDITED)
                        JUNE 30, 1999
-----------------------------------------------------------------------

                                              S & P
                                              Credit                          Principal   Market
 Fixed Income Securities                      Rating    Coupon    Maturity    Amount      Value
--------------------------------------------- --------- --------- ---------   ---------   ------------
NATURAL GAS - 1.0%
  Columbia Energy Group                         BBB+       7.320  11/28/10  $  500,000  $     505,000
  Enron Corporation                             BBB+       7.000  08/15/23     500,000        451,344
  Southwestern Energy Company                   BBB+       6.700  12/01/05     500,000        491,234

NEWSPAPER - 0.1%
  Knight-Ridder, Inc.                           A          9.875  04/15/09     100,000        122,255

OFFICE EQUIPMENT & SUPPLIES - 0.1%
  Xerox Corporation                             A          9.750  03/15/00     200,000        205,361

OILFIELD SERVICES - 1.0%
  Noble Drilling Corporation                    A-         7.500  03/15/19     750,000        738,553
  Smith International, Inc.                     BBB+       7.000  09/15/07     750,000        741,451

PACKAGING & CONTAINER - 0.3%
  Crown Cork & Seal Company, Inc.               BBB        8.375  01/15/05     390,000        414,579

PAPER & FOREST PRODUCTS - 0.3%
  Weyerhaeuser Company                          A          6.950  08/01/17     500,000        477,455

PETROLEUM - 1.4%
  Atlantic Richfield Company                    A          8.500  04/01/12     250,000        283,659
  Louisiana Land & Exploration Co.              A-         7.625  04/15/13     750,000        763,466
  OXY USA, Inc.                                 BBB        7.000  04/15/11     525,000        488,591
  Phillips Petroleum Company                    A-         8.860  05/15/22     500,000        532,342

PUBLISHING - 0.4%
  News America Holdings                         BBB-       8.000  10/17/16     500,000        505,644

RAILROAD - 0.4%
  Burlington Northern Santa Fe                  BBB+       8.750  02/25/22     500,000        571,478

RENTAL AUTO / EQUIPMENT - 0.3%
  Hertz Corporation                             A-         6.625  05/15/08     500,000        482,163

RESTAURANT - 0.3%
  Darden Restaurants, Inc.                      BBB        7.125  02/01/16     500,000        477,971

                             See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BALANCED FUND
              PORTFOLIO OF INVESTMENTS (UNAUDITED)
                        JUNE 30, 1999
-----------------------------------------------------------------------

                                              S & P
                                              Credit                          Principal   Market
 Fixed Income Securities                      Rating    Coupon    Maturity    Amount      Value
--------------------------------------------- --------- --------- ---------   ---------   ------------
RETAIL STORE - 1.0%
  Dayton Hudson Corporation                     A-         9.625  02/01/08  $  200,000  $     232,798
  Dillard's, Inc.                               BBB        7.850  10/01/12     750,000        749,680
  Pep Boys-Manny, Moe & Jack                    BBB-       7.000  06/01/05     500,000        469,193

SECURITIES BROKERAGE - 1.4%
  Bear Stearns Companies, Inc.                  A          7.250  10/15/06     500,000        504,159
  Lehman Brothers Holdings, Inc.                A          8.500  08/01/15     750,000        798,120
  Merrill Lynch & Company, Inc.                 AA-        7.190  08/07/12     750,000        738,612

SEMICONDUCTOR - 0.3%
  Applied Materials, Inc.                       BBB+       7.125  10/15/17     500,000        477,668

TELECOMMUNICATIONS SERVICE - 2.9%
  AT&T Corporation                              AA-        6.000  03/15/09     750,000        698,289
  GTE Corporation                               A          6.460  04/15/08     500,000        484,538
  MCI WorldCom, Inc.                            A-         7.750  03/15/24     750,000        733,451
  Michigan Bell Telephone                       AAA        7.500  02/15/23     500,000        493,020
  New York Telephone Company                    A+         7.375  12/15/11     250,000        251,902
  Sprint Capital Corp.                          BBB+       6.900  05/01/19     750,000        694,997
  Vodafone AirTouch PLC                         A          7.500  07/15/06     750,000        777,272

TOBACCO - 0.3%
  Philip Morris Companies, Inc.                 A          9.000  01/01/01     400,000        415,135

U.S. GOVERNMENT - 0.7%
  U.S. Treasury - Bond                                     6.625  05/15/07   1,000,000      1,041,094
                                                                                        --------------
TOTAL FIXED-INCOME SECURITIES - 41.7%
  (Cost $61,273,369)                                                                       60,042,424

TOTAL COMMON STOCK - 56.8%
  (Cost $41,527,903)                                                                       81,775,075
                                                                                        --------------
TOTAL INVESTMENTS IN SECURITIES - 98.5%
  (Cost $102,801,272)                                                                   $ 141,817,499
                                                                                        ==============

* Security exempt from registration under Rule 144A of the Securities Act of 1933

                             See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
              PORTFOLIO OF INVESTMENTS (UNAUDITED)
                        JUNE 30, 1999
-----------------------------------------------------------------------

                                                S & P
                                                Credit    Maturity              Principal      Market
Fixed Income Securities                         Rating    Date      Coupon      Amount         Value
----------------------------------------------- --------- --------- ---------   ------------   -------------
ADVERTISING - 1.1%
  Lamar Advertising Company                       B       12/01/06     9.625  $     700,000  $      733,827
  News Corporation Ltd.                           BB+     02/15/06     8.750        675,000         708,750
  Outdoor Systems, Inc.                           B       06/15/07     8.875      1,000,000       1,061,867

AEROSPACE / DEFENSE - 1.4%
  AAR Corporation                                 BBB     10/15/03     7.250        500,000         490,141
  Boeing Co.                                      AA-     04/01/12     9.750      1,000,000       1,198,395
  Lockheed Martin Corporation                     BBB+    03/15/23     7.875        500,000         508,980
  Lockheed Martin Corporation                     BBB+    04/15/23     7.750      1,000,000         972,034

AIR TRANSPORT - 2.8%
  AMR Corporation                                 BBB-    03/15/00     9.750        100,000         102,186
  AMR Corporation                                 BBB-    08/01/12     9.000      1,000,000       1,091,429
  Continental Airlines, Inc.                      BB-     12/15/05     8.000      1,230,000       1,192,044
  Delta Air Lines, Inc.                           BBB-    02/01/11    10.375        500,000         597,158
  Federal Express Corporation                     BBB+    01/01/15     7.630      1,000,000       1,100,870
  Northwest Airlines, Inc.                        BB      03/15/07     8.700      1,000,000         980,770
  United Airlines, Inc.                           BB+     08/15/21     9.750        500,000         567,113
  United Airlines, Inc.                           BB+     07/15/21    10.250        500,000         592,308

APPAREL - 0.4%
  Phillips-Van Heusen Corporation                 BB      11/15/23     7.750      1,000,000         910,000

AUTO PARTS - 1.1%
  Federal-Mogul Corporation                       BB+     07/01/06     7.750      1,000,000         985,000
  TI Group PLC                                    B+      07/15/05     9.875        500,000         511,960
  Titan Wheel International, Inc.                 BB-     04/01/07     8.750      1,000,000         950,000

AUTO & TRUCK - 1.9%
  Ford Motor Company                              A       11/15/22     8.875      2,000,000       2,141,830
  General Motors Corporation                      A       06/15/24     8.100      1,000,000       1,106,710
  Lear Corporation                                BB+     05/15/09     8.110      1,000,000         942,230

BANK - 7.2%
  ABN AMRO Bank NV                                AA-     12/01/26     7.300        500,000         477,134
  Banc One Corporation                            A       07/15/25     7.750      1,000,000       1,022,633
  Bank of America Corp.                           A       07/15/15    10.200      1,000,000       1,268,165
  Bank of America Corp.                           A       03/01/09     7.125      1,000,000       1,002,584
  BankBoston Corporation                          BBB+    12/01/05     6.625      1,000,000         979,903
  Bankers Trust Corporation                       A+      11/15/15     7.500      1,500,000       1,506,464
  Chase Manhattan Corp.                           A       10/15/08     6.125      1,000,000         939,665

                             See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
              PORTFOLIO OF INVESTMENTS (UNAUDITED)
                        JUNE 30, 1999
-----------------------------------------------------------------------

                                                S & P
                                                Credit    Maturity              Principal      Market
Fixed Income Securities                         Rating    Date      Coupon      Amount         Value
----------------------------------------------- --------- --------- ---------   ------------   -------------
BANK - 7.2% (Continued)
  Citicorp                                        A+      10/15/11     7.250  $   1,000,000  $    1,001,443
  Comerica Bank                                   A-      12/01/13     7.125      1,000,000       1,019,170
  Dresdner Bank - New York                        AA-     09/15/15     7.250      1,000,000         981,365
  First Union Corporation                         A-      08/15/09     8.000        500,000         523,596
  JPM Capital Trust II                            A+      02/01/27     7.950      1,000,000         984,100
  KeyCorp                                         BBB+    03/15/06     6.750      1,000,000         988,907
  Republic New York Corporation                   A       05/15/21     9.125      1,000,000       1,163,792
  Royal Bank of Scotland PLC                      A       02/01/11     6.375      1,000,000         927,500
  Swiss Bank Corporation-NY                       AA      06/15/17     7.375      1,000,000         994,140

BEVERAGE - 0.7%
  Anheuser-Busch Companies, Inc.                  A+      07/01/17     7.125      1,500,000       1,463,823

BROADCASTING / CABLE TV - 6.8%
  CBS Corporation                                 BBB-    08/01/12     8.625        750,000         811,045
  Century Communications Corp.                    BB-     03/01/05     9.500      1,000,000       1,044,750
  Century Communications Corp.                    BB-     02/15/02     9.750        250,000         259,610
  Chancellor Media Corporation                    B       06/15/07     8.750      1,250,000       1,222,641
  Clear Channel Communications, Inc.              BB+     12/15/06     9.750        750,000         822,758
  Comcast Corp.                                   BBB-    05/15/05     9.375        500,000         529,550
  Comcast Corp.                                   BBB-    01/15/08     9.500        500,000         522,431
  Continental Cablevision, Inc.                   BBB     08/01/13     9.500        500,000         557,191
  CSC Holdings, Inc.                              BB+     02/15/18     7.875        500,000         486,027
  CSC Holdings, Inc.                              BB-     05/15/06     9.875        750,000         798,253
  Fox Family Worldwide, Inc.                      B       11/01/07     9.250      1,250,000       1,212,500
  Jones Intercable, Inc.                          BBB-    04/01/07     8.875        500,000         531,695
  Jones Intercable, Inc.                          BB      03/01/08    10.500        700,000         756,679
  Lenfest Communications, Inc.                    BB+     11/01/05     8.375      1,000,000       1,050,649
  Rogers Cablesystems Ltd.                        BB+     03/15/05    10.000        500,000         547,380
  Sinclair Broadcast Group, Inc.                  B       09/30/05    10.000      1,000,000       1,036,591
  Time Warner, Inc.                               BBB     01/15/13     9.125      1,000,000       1,142,427
  Turner Broadcasting System, Inc.                BBB     07/01/13     8.375        750,000         794,726
  Young Broadcasting, Inc.                        B       06/15/07     8.750        750,000         711,191

BUILDING MATERIALS - 0.9%
  American Standard, Inc.                         BB-     02/01/08     7.375      1,000,000         964,317
  Building Materials Corp.                        BB      10/15/07     8.000      1,000,000         951,766

CHEMICAL - 1.6%
  Eastman Chemical Company                        BBB+    01/15/24     7.250      1,000,000       1,000,000
  Union Carbide Chemicals & Plastics Co.          BBB     04/01/23     7.875        600,000         601,491

                             See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
              PORTFOLIO OF INVESTMENTS (UNAUDITED)
                        JUNE 30, 1999
-----------------------------------------------------------------------

                                                S & P
                                                Credit    Maturity              Principal      Market
Fixed Income Securities                         Rating    Date      Coupon      Amount         Value
----------------------------------------------- --------- --------- ---------   ------------   -------------
CHEMICAL - 1.6% (Continued)
  Witco Corporation                               BBB+    02/01/06     6.125  $     500,000  $      461,759
  Witco Corporation                               BBB+    04/01/23     7.750      1,500,000       1,345,594

COMPUTER & PERIPHERALS - 0.5%
  Computer Associates International, Inc.         A-      04/15/05     6.375      1,250,000       1,191,802

COMPUTER SOFTWARE & SERVICES - 0.5%
  International Business Machines Corp.           A+      11/01/19     8.375      1,000,000       1,133,243

DIVERSIFIED - 1.4%
  Mark IV Industries, Inc.                        BB-     09/01/07     7.500      1,000,000         923,371
  Service Corp. International                     BBB     04/15/09     7.700      1,550,000       1,557,896
  Tenneco, Inc.                                   BBB     11/15/12     9.200        500,000         574,280

ELECTRIC & GAS UTILITIES - 8.8%
  Alabama Power Company                           A+      12/01/24     9.000      1,000,000       1,072,824
  Calpine Corporation                             BB      04/01/08     7.875      1,000,000         964,495
  Dayton Power & Light Company                    AA-     01/15/26     8.150      1,000,000       1,040,552
  Duke Energy Corporation                         AA-     08/01/25     6.750      1,000,000         920,660
  Hydro-Quebec                                    A+      01/15/22     8.400        850,000         953,927
  Indianapolis Power & Light Co.                  AA-     02/01/24     7.050      1,000,000         956,743
  Jersey Central Power & Light Co.                A+      11/01/25     6.750      1,000,000         887,647
  New Orleans Public Service, Inc.                BBB     03/01/23     8.000        600,000         605,146
  Northern Illinois Gas Company                   AA      08/15/21     8.875      1,000,000       1,052,825
  Oklahoma Gas & Electric Company                 AA-     10/15/25     7.300      1,500,000       1,467,034
  PG&E Corporation                                AA-     03/01/26     7.250      1,000,000         969,679
  Potomac Edison Company                          A+      06/01/24     8.000      1,000,000       1,041,249
  Potomac Electric Power Company                  A       06/01/21     9.000      1,000,000       1,069,329
  Public Service Electric & Gas                   A-      09/01/24     7.000      1,000,000         948,605
  Rocheseter Gas & Electric Corporation           A-      04/01/21     9.375      1,000,000       1,074,590
  Southern California Gas Company                 AA-     10/01/21     8.750      1,000,000       1,069,275
  Virginia Electric Power                         A       10/01/24     8.625      1,000,000       1,077,413
  West Penn Power Company                         A+      08/01/24     8.125      1,000,000       1,049,701
  Western Resources, Inc.                         A-      04/15/23     7.650      1,000,000         976,754

ELECTRONICS - 0.4%
  Koninklijke Philips Electronics N.V.            BBB+    08/15/13     7.250      1,000,000         974,019

ENVIRONMENTAL - 1.2%
  American Eco Corporation                        B       05/15/08     9.625      1,000,000         600,000
  Laidlaw, Inc.                                   BBB     05/15/23     8.250      1,000,000         973,016
  Laidlaw, Inc.                                   BBB     04/15/07    11.500      1,000,000       1,127,954

                             See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
              PORTFOLIO OF INVESTMENTS (UNAUDITED)
                             JUNE 30, 1999
-----------------------------------------------------------------------

                                                S & P
                                                Credit    Maturity              Principal      Market
Fixed Income Securities                         Rating    Date      Coupon      Amount         Value
----------------------------------------------- --------- --------- ---------   ------------   -------------
FINANCIAL SERVICES - 3.8%
  Auburn Hills Trust                              A+      05/01/20    12.000  $     400,000  $      606,601
  BHP Finance USA Ltd.                            A-      03/01/16     7.250      1,000,000         985,929
  CRA Finance Ltd.                                AA-     12/01/13     7.125        500,000         487,283
  Dow Capital BV                                  A       05/15/22     8.700      1,000,000       1,044,962
  Fairfax Financial Holdings                      BBB+    10/01/15     8.250      1,500,000       1,620,000
  Fletcher Challenge Capital Canada, Inc.         BBB     06/20/16     8.250      1,000,000       1,020,000
  Household Finance Corporation                   A       08/01/10     6.375      1,000,000         942,672
  Morgan Stanley Dean Witter                      A+      10/15/13     6.750      1,250,000       1,177,989
  Sears Roebuck Acceptance Corp.                  A-      10/15/17     6.875        500,000         471,748

FOOD PROCESSING - 1.2%
  Chiquita Brands Int'l, Inc.                     B+      01/15/04     9.625      1,000,000       1,020,215
  ConAgra, Inc.                                   BBB     03/01/21     9.750        500,000         610,081
  Nabisco, Inc.                                   BBB     06/15/15     7.550      1,000,000         997,533

FOREIGN GOVERNMENT - 2.1%
  Province of Newfoundland                        BBB+    10/22/22     8.650      1,000,000       1,179,970
  Province of Nova Scotia                         A-      07/27/13     7.250      1,000,000       1,001,358
  Province of Quebec                              A+      12/01/26     8.625      1,115,000       1,288,319
  Province of Saskatchewan                        A       02/01/13     8.000      1,000,000       1,093,907

FOREIGN TELECOMMUNICATIONS - 0.4%
  Cable & Wireless Communications PLC             A-      03/06/08     6.750      1,000,000         959,416

GROCERY - 0.9%
  Great Atlantic & Pacific Tea Co.                BBB-    04/15/07     7.750      1,000,000         941,274
  Kroger Company                                  BBB-    03/01/08     7.450      1,000,000       1,008,359

HOMEBUILDING - 4.3%
  Beazer Homes USA, Inc.                          B+      04/01/08     8.875      1,000,000         969,751
  D.R. Horton, Inc.                               BB      04/15/06    10.000      1,000,000       1,020,000
  Engle Homes, Inc.                               B       02/01/08     9.250      1,000,000         985,000
  Hovnanian Enterprises, Inc.                     B       06/01/05     9.750      1,000,000         969,533
  Kaufman & Broad Home Corp.                      BB-     05/01/03     9.375      1,000,000       1,008,554
  MDC Holdings, Inc.                              BB-     02/01/08     8.375      1,500,000       1,466,371
  Ryland Group, Inc.                              B+      06/01/04     9.625      1,000,000       1,012,774
  Standard Pacific Corp.                          BB      06/15/07     8.500      1,000,000         974,753
  U.S. Home Corporation                           BB-     08/15/07     8.880      1,000,000         981,146

HOTEL / GAMING - 4.8%
  Boyd Gaming Corporation                         BB-     10/01/03     9.250      1,000,000       1,021,250
  Harrah's Operating Co., Inc.                    BB+     12/15/05     7.875      1,500,000       1,473,997

                             See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
              PORTFOLIO OF INVESTMENTS (UNAUDITED)
                        JUNE 30, 1999
-----------------------------------------------------------------------

                                                S & P
                                                Credit    Maturity              Principal      Market
Fixed Income Securities                         Rating    Date      Coupon      Amount         Value
----------------------------------------------- --------- --------- ---------   ------------   -------------
HOTEL / GAMING - 4.8% (Continued)
  Hilton Hotels Corporation                       BBB     12/15/09     7.200  $   1,500,000  $    1,454,741
  HMH Properties, Inc.                            BB      12/01/08     8.450      1,000,000         963,750
  Host Marriott Travel Plaza                      BB-     05/15/05     9.500      1,000,000       1,015,171
  Mandalay Resort Group                           BB+     07/15/13     7.625        450,000         396,793
  Mirage Resorts, Inc.                            BBB     02/01/08     6.750      1,500,000       1,407,517
  Prime Hospitality Corp.                         BB      01/15/06     9.250      1,000,000       1,025,000
  Rank Group Finance PLC                          BBB+    01/15/18     7.125      1,000,000         997,900
  Starwood Hotels & Resorts                       BB      11/15/15     7.375      1,000,000         857,699

INDUSTRIAL SERVICES - 0.5%
  Coinmach Corporation                            B+      11/15/05    11.750      1,000,000       1,078,732

INSURANCE - 4.4%
  Aetna Services, Inc.                            A       01/15/17     8.000        824,000         828,540
  American Financial Group, Inc.                  BBB+    12/15/07     7.125      1,000,000         959,009
  CIGNA Corporation                               A       03/01/23     7.650        500,000         500,361
  CNA Financial Corporation                       A-      01/15/18     6.950        500,000         463,296
  CNA Financial Corporation                       A-      11/15/23     7.250      1,000,000         945,583
  Continental Corporation                         BBB-    08/15/12     8.375        600,000         626,088
  Leucadia National Corporation                   A-      08/15/13     7.750        910,000         919,100
  Loews Corporation                               AA-     10/15/23     7.000      1,000,000         903,748
  MBIA, Inc.                                      AA      10/01/22     8.200      2,000,000       2,018,134
  Metropolitan Life Insurance Co.*                A+      11/01/23     7.450        550,000         522,222
  New York Life Insurance Company                 AA-     12/15/23     7.500      1,000,000       1,070,000

MACHINERY - 0.2%
  Clark Equipment Company                         A-      05/01/23     8.000        500,000         512,609

MEDICAL SERVICES - 0.7%
  HEALTHSOUTH Corporation                         BBB-    04/01/01     9.500        500,000         512,459
  Tenet Healthcare Corporation                    BB-     01/15/07     8.625      1,000,000       1,002,082

MEDICAL SUPPLIES - 0.3%
  Cardinal Health, Inc.                           A       02/15/04     6.500        700,000         691,553

METALS & MINING - 1.2%
  Alcan Aluminum Ltd.                             A-      01/15/22     8.875      1,000,000       1,048,772
  Inco Ltd.                                       BB+     06/15/22     9.600        500,000         510,000
  Placer Dome, Inc.                               BBB     06/15/15     7.750      1,000,000       1,010,000

                             See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
              PORTFOLIO OF INVESTMENTS (UNAUDITED)
                        JUNE 30, 1999
-----------------------------------------------------------------------

                                                S & P
                                                Credit    Maturity              Principal      Market
Fixed Income Securities                         Rating    Date      Coupon      Amount         Value
----------------------------------------------- --------- --------- ---------   ------------   -------------
MORTGAGED BACK SECURITIES - 2.6%
  Ginnie Mae                                      AAA     12/20/28     6.500  $   1,955,099  $    1,875,062
  Ginnie Mae                                      AAA     01/20/29     6.500      2,957,761       2,836,678
  Ginnie Mae                                      AAA     11/20/28     6.500        968,660         929,005

NATURAL GAS - 2.6%
  AmeriGas Partners, L.P.                         BB+     04/15/07    10.125      1,200,000       1,261,192
  ANR Pipeline Company                            BBB+    11/01/21     9.625      1,000,000       1,218,179
  Columbia Energy Group                           BBB+    11/28/10     7.320      1,000,000       1,010,000
  Ferrellgas Partners, L.P.                       B+      06/15/06     9.375        500,000         501,800
  Louis Dreyfus Natural Gas Corp.                 BB+     06/15/04     9.250      1,000,000       1,052,994
  TransCanada Pipelines Ltd.                      A-      04/01/23     7.875        600,000         608,883

NEWSPAPER - 0.5%
  Hollinger International, Inc.                   BB-     02/01/06     9.250        500,000         507,468
  Hollinger International, Inc.                   BB-     03/15/07     9.250        500,000         506,139

OILFIELD SERVICES - 1.8%
  Husky Oil Ltd.                                  BBB     11/15/16     7.550      1,000,000         980,000
  Offshore Logistics, Inc.                        BB      01/15/08     7.875      1,200,000       1,128,000
  Pride International, Inc.                       BB      05/01/07     9.375      1,000,000         995,780
  Veritas DGC, Inc.                               BB+     10/15/03     9.750        750,000         769,110

PACKAGING & CONTAINERS - 1.2%
  Crown Cork & Seal Company, Inc.                 BBB     04/15/23     8.000      1,500,000       1,483,719
  Owens-Illinois, Inc.                            BB+     05/15/07     8.100        750,000         746,250
  Owens-Illinois, Inc.                            BB+     05/15/18     7.800        500,000         469,404

PAPER & FOREST PRODUCTS - 1.5%
  Bowater, Inc.                                   BBB     10/15/12     9.500        700,000         808,668
  Champion International Corporation              BBB     09/01/23     7.625      1,500,000       1,436,650
  Georgia-Pacific Corporation                     BBB-    07/01/22     9.125      1,000,000       1,045,009

PETROLEUM - 3.1%
  Clark USA, Inc.                                 B+      12/01/05    10.875        500,000         425,000
  Kerr-McGee Corporation                          BBB     11/01/11     7.000      1,500,000       1,408,428
  Louisiana Land & Exploration Co.                A-      04/15/13     7.625      1,000,000       1,017,955
  Ocean Energy, Inc.                              BB+     07/01/05     7.625        500,000         488,090
  Ocean Energy, Inc.                              BB-     08/01/05     8.625      1,000,000         990,273
  OXY USA, Inc.                                   BBB     04/15/11     7.000      1,000,000         930,649
  Phillips Petroleum Company                      A-      01/01/23     8.490      1,000,000       1,045,038
  Ultramar Diamond Shamrock Corp.                 BBB     04/01/23     8.000        600,000         599,890

                             See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
              PORTFOLIO OF INVESTMENTS (UNAUDITED)
                        JUNE 30, 1999
-----------------------------------------------------------------------

                                                S & P
                                                Credit    Maturity              Principal      Market
Fixed Income Securities                         Rating    Date      Coupon      Amount         Value
----------------------------------------------- --------- --------- ---------   ------------   -------------
PUBLISHING - 1.3%
  Big Flower Press                                B+      07/01/07     8.875  $   1,000,000  $      974,352
  News America Holdings                           BBB-    08/10/18     8.250      1,000,000       1,036,768
  Primedia, Inc.                                  BB-     06/01/04    10.250        750,000         780,000

RAILROAD - 0.9%
  Kansas City Southern Industries, Inc.           BBB-    07/01/22     8.800        500,000         513,932
  Union Pacific Corporation                       BBB-    05/01/25     8.350      1,500,000       1,533,728

RECREATION - 1.4%
  Brunswick Corporation                           BBB+    09/01/23     7.375        975,000         984,750
  Speedway Motorsports, Inc.                      B+      08/15/07     8.500      1,000,000       1,030,000
  The Sports Club Company, Inc.                   B       03/15/06    11.375      1,000,000         995,000

RENTAL AUTO / EQUIPMENT - 0.4%
  Hertz Corporation                               A-      05/15/08     6.625      1,000,000         964,325

RESTAURANT - 0.7%
  Darden Restaurants, Inc.                        BBB     02/01/16     7.125      1,500,000       1,433,914

RETAIL STORE - 5.4%
  Dayton Hudson Corporation                       A-      12/01/22     8.500      1,500,000       1,590,978
  Dillard's, Inc.                                 BBB     10/01/12     7.850      1,500,000       1,499,361
  Finlay Fine Jewelry Corporation                 B+      05/01/08     8.375      1,000,000         940,000
  J.C. Penney Company                             BBB+    04/01/17     7.950      1,000,000       1,012,213
  May Department Stores                           A       07/15/26     8.300      1,000,000       1,042,085
  Michaels Stores, Inc.                           BB-     06/15/06    10.875      1,000,000       1,098,910
  Pep Boys-Manny, Moe & Jack                      BBB-    06/01/05     7.000      1,000,000         938,387
  Rite Aid Corporation                            BBB     08/15/13     6.875      1,000,000         904,798
  Sears, Roebuck & Company                        A-      11/01/11     9.375      1,000,000       1,166,183
  The Limited, Inc.                               BBB+    03/15/23     7.500      1,000,000         913,705
  Venator Group, Inc.                             BB      06/01/00     7.000      1,000,000         995,275

SECURITIES BROKERAGE - 2.4%
  Bear Stearns Companies, Inc.                    A       01/15/04     6.625      1,000,000         992,658
  Goldman Sachs Group LP                          A+      03/01/13     8.000      1,000,000       1,036,477
  Lehman Brothers, Inc.                           A       05/15/05    11.625      1,023,000       1,236,137
  Morgan Stanley Dean Witter                      A+      10/01/13     7.000      1,000,000         964,791
  Paine Webber Group, Inc.                        BBB+    02/15/14     7.625      1,000,000         990,080

SEMICONDUCTOR - 0.9%
  Advanced Micro Devices, Inc.                    B       08/01/03    11.000      1,000,000       1,010,540
  Applied Materials, Inc.                         BBB+    10/15/17     7.125      1,000,000         955,335

                             See Notes To Fianancial Statements

              ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
              PORTFOLIO OF INVESTMENTS (UNAUDITED)
                        JUNE 30, 1999
-----------------------------------------------------------------------

                                                S & P
                                                Credit    Maturity              Principal      Market
Fixed Income Securities                         Rating    Date      Coupon      Amount         Value
----------------------------------------------- --------- --------- ---------   ------------   -------------
SHOE - 0.5%
  Brown Shoe Company, Inc.                        BB      10/15/06     9.500  $   1,000,000  $    1,042,250

STEEL - 0.9%
  AK Steel Corporation                            BB-     12/15/06     9.125      1,000,000       1,032,615
  USX Corporation                                 BBB-    02/15/12     9.375        750,000         853,854

TELECOMMUNICATIONS SERVICE - 4.6%
  AT&T Corporation                                AA-     07/15/24     8.125        800,000         847,719
  AT&T Corporation                                AA-     01/15/22     8.125        750,000         791,231
  GCI, Inc.                                       B+      08/01/07     9.750      1,000,000       1,015,654
  GTE Corporation                                 A       11/01/21     8.750      1,000,000       1,155,474
  Illinois Bell Telephone Company                 AAA     03/15/24     7.250      1,425,000       1,370,611
  MasTec, Inc.                                    BB-     02/01/08     7.750      1,500,000       1,455,000
  MCI WorldCom, Inc.                              A-      03/15/24     7.750      1,000,000         977,934
  New Jersey Bell Telephone                       AA      06/01/12     7.375      1,000,000       1,001,250
  New York Telephone Company                      A+      12/15/11     7.375        500,000         503,803
  SBC Communications Capital Corp.                AA      07/15/25     7.250      1,000,000         959,150

TEXTILE - 0.5%
  WestPoint Stevens, Inc.                         BB      06/15/05     7.875      1,000,000       1,013,100

TOBACCO - 0.3%
  Philip Morris Companies, Inc.                   A       01/15/17     8.375        547,000         556,302

TOILETRIES/COSMETICS - 0.5%
  Platex Family Products Corp.                    B       12/15/03     9.000      1,000,000       1,017,637

U.S. GOVERNMENT - 0.5%
  U.S. Treasury - Bond                                    08/15/26     6.750      1,000,000       1,066,094
                                                                                             ---------------
TOTAL FIXED INCOME SECURITIES - 98.0%
  (Cost $215,740,017)                                                                        $  214,958,313
                                                                                             ===============

* Security exempt from registration under Rule 144A of the Securities Act of 1933

                             See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - CORNERSTONE STOCK FUND
              PORTFOLIO OF INVESTMENTS (UNAUDITED)
                        JUNE 30, 1999
-----------------------------------------------------------------------

                                                            Market
Common Stock                                    Shares     Value
----------------------------------------------- ---------  ------------
AUTO & TRUCK - 0.8%
  Ford Motor Company                               4,000  $    229,000

BANK - 4.2%
  Banc One Corporation                             3,900       232,294
  Bank of America Corporation                      7,400       542,513
  First Union Corporation                          3,200       150,400
  Wells Fargo Company                              5,200       222,300

BEVERAGE - 2.4%
  Coca-Cola Company                               10,500       656,250

BIOTECHNOLOGY - 0.6%
  Amgen, Inc.*                                     2,600       158,275

BROADCASTING / CABLE TV - 2.4%
  Comcast Corporation                              3,600       138,375
  The Walt Disney Company                          7,000       215,688
  Time Warner, Inc.                                3,900       286,650

CHEMICAL - 0.9%
  duPont, E.I. de Nemours & Co.                    3,600       245,700

COMPUTER & PERIPHERALS - 13.2%
  Cisco Systems, Inc.*                            18,600     1,199,700
  Compaq Computer Corporation                      5,700       134,306
  Dell Computer Corporation*                      17,100       632,700
  Hewlett-Packard Company                          3,400       340,850
  International Business Machines Corp.            7,800     1,010,100
  Sun Microsystems, Inc.*                          3,800       261,725

COMPUTER SOFTWARE & SERVICES - 13.7%
  America Online, Inc.*                            4,600       507,438
  At Home Corporation*                             1,600        86,300
  Compuware Corporation*                           1,900        60,444
  Microsoft Corporation*                          33,700     3,039,319

DRUG - 11.6%
  Abbott Laboratories                              4,900       222,950
  American Home Products Corp.                     4,400       253,000
  Bristol-Myers Squibb Company                     8,500       597,125
  Eli Lilly & Company                              3,700       265,012
  Merck & Company, Inc.                           10,200       750,975
  Pfizer, Inc.                                     5,500       603,625
  Schering-Plough Corporation                      4,800       254,400
  Warner-Lambert Company                           2,700       187,312

ELECTRICAL EQUIPMENT - 5.2%
  General Electric Company                        12,400     1,395,000

FINANCIAL SERVICES - 3.4%
  Citigroup Inc.                                  14,550       691,125
  Fannie Mae                                       3,300       225,637

FOREIGN TELECOMMUNICATIONS - 1.1%
  Ericsson (LM) Telephone-ADR-Class B              8,800       289,850

INSURANCE - 2.3%
  American International Group, Inc.               5,300       621,425

MEDICAL SUPPLIES - 2.1%
  Johnson & Johnson                                5,700       558,600

PETROLEUM - 6.2%
  BP Amoco PLC-ADR                                   794        86,149
  Exxon Corporation                               10,400       802,100
  Mobil Corporation                                2,500       247,500
  Royal Dutch Petroleum Company                    9,100       548,275

RESTAURANT - 0.7%
  McDonald's Corporation                           4,300       176,837

                             See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - CORNERSTONE STOCK FUND
              PORTFOLIO OF INVESTMENTS (UNAUDITED)
                        JUNE 30, 1999
-----------------------------------------------------------------------

                                                           Market
Common Stock                                    Shares     Value
----------------------------------------------- ---------  ------------
RETAIL STORE - 5.1%
  Costco Companies, Inc.*                          1,100  $     88,069
  Home Depot, Inc.                                 4,800       308,700
  Staples Inc.*                                    2,300        71,156
  Wal-Mart Stores, Inc.                           19,000       916,750

SEMICONDUCTOR - 4.3%
  Intel Corporation                               19,500     1,160,250

TELECOMMUNICATIONS EQUIPMENT - 3.8%
  Lucent Technologies Inc.                        11,300       762,044
  QUALCOMM Incorporated*                             900       129,150
  Tellabs, Inc.*                                   2,000       135,125

TELECOMMUNICATIONS SERVICE - 13.2%
  Ameritech Corporation                            3,700       271,950
  AT&T Corporation                                14,412       801,668
  Bell Atlantic Corporation                        5,100       331,500
  BellSouth Corporation                            6,400       300,000
  GTE Corporation                                  3,100       234,825
  MCI WorldCom, Inc.*                             12,500     1,078,125
  Qwest Communications International, Inc.*        5,000       165,312
  SBC Communications, Inc.                         6,500       377,000

TOILETRIES / COSMETICS - 2.4%
  Gillette Company                                 3,700       151,700
  Proctor & Gamble Company                         5,700       508,725
                                                          -------------
TOTAL COMMON STOCK - 99.6%
  (Cost $24,852,638)                                      $ 26,919,273
                                                          =============

* Securities are non-income producing
ADR - American Depositary Receipt

                             See Notes To Financial Statements

               STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                        JUNE 30, 1999
-----------------------------------------------------------------------

                                                   EQUITY                                   RETIREMENT    CORNERSTONE
                                                   GROWTH         BOND         BALANCED       INCOME         STOCK
                                                ------------  ------------  -------------  -------------  ------------
ASSETS
  Investments in securities. . . . . . . . .    $79,471,357   $ 8,039,692   $141,817,499   $214,958,313   $26,919,273

  Cash . . . . . . . . . . . . . . . . . . .        382,323       271,454        993,311        103,788       467,342
  Receivables
   Dividends and interest. . . . . . . . . .         24,753       160,057      1,305,111      4,403,389        14,839
   Securities sold . . . . . . . . . . . . .              0             0              0              0             0
  Prepaid expenses . . . . . . . . . . . . .          1,874           662          3,552          6,060           238
                                                ------------  ------------  -------------  -------------  ------------
  Total assets . . . . . . . . . . . . . . .     79,880,307     8,471,865    144,119,473    219,471,550    27,401,692



LIABILITIES
  Payable to affiliated entities
   Investment advisor fees . . . . . . . . .         44,396         2,438         81,499         90,887         8,183
   Distribution fees . . . . . . . . . . . .            558             0            999          1,510           187
  Accounts payable and accrued expenses. . .         22,698         2,130         23,610         35,589         7,237
  Securities purchased . . . . . . . . . . .              0             0         39,125              0       349,205
  Distributions payable. . . . . . . . . . .              0         3,268          1,742         15,705             0
                                                ------------  ------------  -------------  -------------  ------------
  Total liabilities. . . . . . . . . . . . .         67,652         7,836        146,975        143,691       364,812
                                                ------------  ------------  -------------  -------------  ------------
  Net assets . . . . . . . . . . . . . . . .    $79,812,655   $ 8,464,029   $143,972,498   $219,327,859   $27,036,880
                                                ============  ============  =============  =============  ============


NET ASSETS
  Paid-in capital. . . . . . . . . . . . . .    $41,115,224   $ 8,485,645   $100,903,725   $220,451,428   $24,962,694
  Accumulated undistributed net investment
   income (loss) . . . . . . . . . . . . . .       (221,658)            0              0              0         7,539
  Accumulated undistributed net realized
   gain (loss) on investments. . . . . . . .      4,433,905        41,274      4,052,546       (341,865)           12
  Net unrealized appreciation (depreciation)
   in value of investments . . . . . . . . .     34,485,184       (62,890)    39,016,227       (781,704)    2,066,635
                                                ------------  ------------  -------------  -------------  ------------
  Net assets . . . . . . . . . . . . . . . .    $79,812,655   $ 8,464,029   $143,972,498   $219,327,859   $27,036,880
                                                ============  ============  =============  =============  ============

SHARES OUTSTANDING . . . . . . . . . . . . .      3,485,235       845,632      8,125,488     21,879,512     2,287,224
                                                ============  ============  =============  =============  ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE . . . . . . . .    $     22.90   $     10.01   $      17.72   $      10.02   $     11.82
                                                ============  ============  =============  =============  ============


                             See Notes To Financial Statements

              ADVANCE CAPITAL I, INC.
              STATEMENT OF OPERATIONS (UNAUDITED)
              SIX MONTHS ENDED JUNE 30, 1999
-----------------------------------------------------------------------

                                                  EQUITY                                     RETIREMENT     CORNERSTONE
                                                  GROWTH        BOND          BALANCED       INCOME         STOCK
                                                  -----------   -----------   ------------   ------------   -----------
INVESTMENT INCOME
   Interest. . . . . . . . . . . .  .             $    10,785   $   162,423   $  1,933,621   $  8,531,130   $     5,367
   Dividends . . . . . . . . . . .  .                 142,314             0        605,456              0        72,849
                                                  -----------   -----------   ------------   ------------   -----------
   Total investment income . . . .  .                 153,099       162,423      2,539,077      8,531,130        78,216

EXPENSES
   Paid to affiliates:
     Investment advisory fees. . . . . . . . .        248,331         9,476        463,803        553,721        33,727
     Distribution fees . . . . . . . . . . . .         88,690             0        165,644        276,861        21,079
   Paid to others:
     Custodial fees. . . . . . . . . . . . . .         17,636         1,618         15,040          6,090         5,855
     Directors fees and expenses . . . . . . .          1,764           113          3,293          5,536           398
     Professional fees . . . . . . . . . . . .          7,266           465         13,582         22,854         1,002
     Shareholder reporting costs . . . . . . .          7,738           495         14,450         24,291         1,748
     Registration and filing fees. . . . . . .          1,301         2,131          3,774          3,109         6,825
     Other operating expenses. . . . . . . . .          2,031           206          5,888         11,457            43
                                                  -----------   -----------   ------------   ------------   -----------
   Total expenses. . . . . . . . . . . . . . .        374,757        14,504        685,474        903,919        70,677
                                                  -----------   -----------   ------------   ------------   -----------
NET INVESTMENT INCOME (LOSS) . . . . . . . . .       (221,658)      147,919      1,853,603      7,627,211         7,539

REALIZED GAIN (LOSS) ON INVESTMENTS
   Proceeds from securities sold . . . . . . .     10,649,867     1,492,199     12,928,753     24,843,542            86
   Cost of securities sold . . . . . . . . . .     (5,916,388)   (1,450,925)    (8,876,207)   (25,185,407)          (74)
                                                  -----------   -----------   ------------   ------------   -----------
   Net realized gain (loss) on investments . .      4,733,479        41,274      4,052,546       (341,865)           12

UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Appreciation, Beginning of year . . . . . .     29,216,865       248,941     38,527,225     10,432,620       233,275
   Appreciation, End of period . . . . . . . .     34,485,184       (62,890)    39,016,227       (781,704)    2,066,635
                                                  -----------   -----------   ------------   ------------   -----------
   Net unrealized gain (loss) on investments .      5,268,319      (311,831)       489,002    (11,214,324)    1,833,360
                                                  -----------   -----------   ------------   ------------   -----------
NET GAIN (LOSS) ON INVESTMENTS . . . . . . . .     10,001,798      (270,557)     4,541,548    (11,556,189)    1,833,372
                                                  -----------   -----------   ------------   ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS . . . . . . . . .    $ 9,780,140   $  (122,638)  $  6,395,151   $ (3,928,978)  $ 1,840,911
                                                  ===========   ===========   ============   ============   ===========

                             See Notes To Financial Statements

              ADVANCE CAPITAL I, INC.
              STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------

                                                                           EQUITY GROWTH                           BOND
                                                                    ------------------------------    -----------------------------
                                                                    (Unaudited)                       (Unaudited)
                                                                    Six months          Year              Six months      Year
                                                                      ended             ended             ended           ended
                                                                    June 30,           Dec. 31,          June 30,        Dec. 31,
                                                                      1999               1998              1999            1998
                                                                    --------------  --------------    --------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss). . . . . . . . . . . . . . . .     $    (221,658)  $    (344,938)    $     147,919   $    252,618
    Net realized gain (loss) on investments . . . . . . . . . .         4,733,479        (299,574)           41,274         18,492
    Net unrealized gain (loss) on investments . . . . . . . . .         5,268,319      10,064,361          (311,831)        33,482
                                                                    --------------  --------------    --------------  ------------

    Net increase (decrease) in net assets resulting from operations     9,780,140       9,419,849          (122,638)       304,592

  Distributions to Shareholders:
    Net investment income . . . . . . . . . . . . . . . . . . .                 0               0          (147,919)      (252,618)
    Net realized gain on investments. . . . . . . . . . . . . .                 0               0                 0        (18,492)
                                                                    --------------  --------------    --------------  -------------

    Total distributions to shareholders . . . . . . . . . . . .                 0               0          (147,919)      (271,110)

  Share Transactions:
    Net proceeds from sale of shares. . . . . . . . . . . . . .         6,410,587      10,851,525         5,381,781        184,096
    Reinvestment of distributions . . . . . . . . . . . . . . .                 0               0           126,925        225,055
    Cost of shares reacquired . . . . . . . . . . . . . . . . .        (4,438,828)     (6,542,846)         (520,302)      (899,446)
                                                                    --------------  --------------    --------------  -------------

    Net increase (decrease) derived from share transactions . .         1,971,759       4,308,679         4,988,404       (490,295)
                                                                    --------------  --------------    --------------  -------------

    Net increase (decrease) in net assets . . . . . . . . . . .        11,751,899      13,728,528         4,717,847       (456,813)

NET ASSETS
    Beginning of year . . . . . . . . . . . . . . . . . . . . .        68,060,756      54,332,228         3,746,182      4,202,995
                                                                    --------------  --------------    --------------  -------------

    End of period . . . . . . . . . . . . . . . . . . . . . . .     $  79,812,655   $  68,060,756     $   8,464,029   $  3,746,182
                                                                    ==============  ==============    ==============  =============
NUMBER OF SHARES
    Sold. . . . . . . . . . . . . . . . . . . . . . . . . . . .           305,933         605,020           531,024         17,285
    Shares issued from reinvestment of distributions. . . . . .                 0               0            12,391         21,229
    Reacquired. . . . . . . . . . . . . . . . . . . . . . . . .          (215,454)       (360,707)          (50,527)       (85,145)
                                                                    --------------  --------------    --------------  -------------

    Net increase (decrease) in shares outstanding . . . . . . .            90,479         244,313           492,888        (46,631)

    Outstanding:
      Beginning of year . . . . . . . . . . . . . . . . . . . .         3,394,756       3,150,443           352,744        399,375
                                                                    --------------  --------------    --------------  -------------

      End of period . . . . . . . . . . . . . . . . . . . . . .         3,485,235       3,394,756           845,632        352,744
                                                                    ==============  ==============    ==============  =============


                             See Notes To Financial Statements

              ADVANCE CAPITAL I, INC.
              STATEMENT OF CHANGES IN NET ASSETS - Continued
-----------------------------------------------------------------------

                                                                                                            RETIREMENT
                                                                             BALANCED                          INCOME
                                                                    ------------------------------    -----------------------------
                                                                    (Unaudited)                        (Unaudited)
                                                                     Six months         Year            Six months       Year
                                                                       ended            ended            ended           ended
                                                                      June 30,         Dec. 31,         June 30,        Dec. 31,
                                                                        1999             1998             1999            1998
                                                                    --------------  --------------    --------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss). . . . . . . . . . . . . . . .     $   1,853,603   $   3,296,711     $   7,627,211   $ 14,506,674
    Net realized gain (loss) on investments . . . . . . . . . .         4,052,546         840,615          (341,865)       325,461
    Net unrealized gain (loss) on investments . . . . . . . . .           489,002       9,951,142       (11,214,324)    (1,938,841)
                                                                    --------------  --------------    --------------  -------------

    Net increase (decrease) in net assets resulting from operations     6,395,151      14,088,468        (3,928,978)    12,893,294

  Distributions to Shareholders:
    Net investment income . . . . . . . . . . . . . . . . . . .        (1,853,603)     (3,296,711)       (7,627,211)   (14,506,674)
    Net realized gain on investments. . . . . . . . . . . . . .                 0        (840,615)                0       (284,242)
                                                                    --------------  --------------    --------------  -------------

    Total distributions to shareholders . . . . . . . . . . . .        (1,853,603)     (4,137,326)       (7,627,211)   (14,790,916)

  Share Transactions:
    Net proceeds from sale of shares. . . . . . . . . . . . . .        19,882,449      25,495,015        14,600,818     29,094,377
    Reinvestment of distributions . . . . . . . . . . . . . . .         1,841,601       4,102,654         7,525,307     14,595,861
    Cost of shares reacquired . . . . . . . . . . . . . . . . .        (8,175,772)    (13,087,598)      (12,462,973)   (21,082,826)
                                                                    --------------  --------------    --------------  -------------

    Net increase derived from share transactions. . . . . . . .        13,548,278      16,510,071         9,663,152     22,607,412
                                                                    --------------  --------------    --------------  -------------

    Net increase (decrease) in net assets . . . . . . . . . . .        18,089,826      26,461,213        (1,893,037)    20,709,790

NET ASSETS
    Beginning of year . . . . . . . . . . . . . . . . . . . . .       125,882,672      99,421,459       221,220,896    200,511,106
                                                                    --------------  --------------    --------------  -------------

    End of period . . . . . . . . . . . . . . . . . . . . . . .     $ 143,972,498   $ 125,882,672     $ 219,327,859   $221,220,896
                                                                    ==============  ==============    ==============  =============

NUMBER OF SHARES
    Sold. . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,146,327       1,559,384         1,408,814      2,736,189
    Shares issued from reinvestment of distributions. . . . . .           106,342         248,724           731,030      1,372,921
    Reacquired. . . . . . . . . . . . . . . . . . . . . . . . .          (474,098)       (797,921)       (1,208,523)    (1,985,302)
                                                                    --------------  --------------    --------------  -------------

    Net increase in shares outstanding. . . . . . . . . . . . .           778,571       1,010,187           931,321      2,123,808

    Outstanding:
      Beginning of year . . . . . . . . . . . . . . . . . . . .         7,346,917       6,336,730        20,948,191     18,824,383
                                                                    --------------  --------------    --------------  -------------

      End of period . . . . . . . . . . . . . . . . . . . . . .         8,125,488       7,346,917        21,879,512     20,948,191
                                                                    ==============  ==============    ==============  =============


                             See Notes To Financial Statements

              ADVANCE CAPITAL I, INC.
              STATEMENT OF CHANGES IN NET ASSETS - Continued
-----------------------------------------------------------------------

                                                                             CORNERSTONE
                                                                                STOCK
                                                                    -------------------------------
                                                                    (Unaudited)     Partial
                                                                     Six months      Year
                                                                       ended           ended*
                                                                      June 30,        Dec. 31,
                                                                       1999            1998
                                                                    --------------  --------------
INCREASE IN NET ASSETS
  Operations:
    Net investment income . . . . . . . . . . . . . . . . . . .     $       7,539   $       2,901
    Net realized gain on investments. . . . . . . . . . . . . .                12               0
    Net unrealized gain on investments. . . . . . . . . . . . .         1,833,360         233,274
                                                                    --------------  --------------

    Net increase in net assets resulting from operations. . . .         1,840,911         236,175

  Distributions to Shareholders:
    Net investment income . . . . . . . . . . . . . . . . . . .                 0          (2,901)
    Net realized gain on investments. . . . . . . . . . . . . .                 0               0
                                                                    --------------  --------------

    Total distributions to shareholders . . . . . . . . . . . .                 0          (2,901)

  Share Transactions:
    Net proceeds from sale of shares. . . . . . . . . . . . . .        18,090,987       7,080,114
    Reinvestment of distributions . . . . . . . . . . . . . . .                 0           2,901
    Cost of shares reacquired . . . . . . . . . . . . . . . . .          (211,307)              0
                                                                    --------------  --------------

    Net increase derived from shares. . . . . . . . . . . . . .        17,879,680       7,083,015
                                                                    --------------  --------------

    Net increase in net assets. . . . . . . . . . . . . . . . .        19,720,591       7,316,289

NET ASSETS
    Beginning of period . . . . . . . . . . . . . . . . . . . .         7,316,289               0
                                                                    --------------  --------------

    End of period . . . . . . . . . . . . . . . . . . . . . . .     $  27,036,880   $   7,316,289
                                                                    ==============  ==============
NUMBER OF SHARES
    Sold. . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,606,545         699,003
    Shares issued from reinvestment of distributions. . . . . .                 0             277
    Reacquired. . . . . . . . . . . . . . . . . . . . . . . . .           (18,601)              0
                                                                    --------------  --------------

    Net increase in shares outstanding. . . . . . . . . . . . .         1,587,944         699,280

    Outstanding:
      Beginning of period . . . . . . . . . . . . . . . . . . .           699,280               0
                                                                    --------------  --------------

      End of period . . . . . . . . . . . . . . . . . . . . . .         2,287,224         699,280
                                                                    ==============  ==============

* From December 17, 1998 (commencement of operations) to December 31, 1998.

                             See Notes To Financial Statements

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1.  ORGANIZATION OF THE COMPANY

	Advance Capital I, Inc. (the COMPANY) is a Maryland Corporation organized on March 6, 1987 and commenced operations on August 5, 1987.
The COMPANY is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company (a mutual fund) offering shares in the following classes: Equity Growth Fund, Bond Fund, Balanced Fund, Retirement Income Fund and Cornerstone Stock Fund. On December 17, 1998, the Cornerstone Stock Fund commenced operations as a new class of shares of the COMPANY.

Note 2.  ACCOUNTING POLICIES

	The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

	The following is a summary of significant accounting policies followed by the COMPANY.

Security Valuation

	Securities for which exchange quotations are readily available are valued at the last sale price (generally 4:00 PM Eastern time). If there is no sale price, they are valued at the last bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange), are valued primarily using dealer supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at cost which approximates market.

Expenses

	Most expenses of the COMPANY can be directly attributed to a fund. Expenses which cannot be directly attributed are generally apportioned between the Funds on the basis of average net assets.

Federal Income Taxes

	It is each fund's policy to meet the requirements of the Internal Revenue Code that are applicable to regulated investment companies and each fund intends to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is provided.

Dividends

	Income dividends in the Bond, Balanced and Retirement Income Funds are declared daily, except on Saturdays, Sundays and holidays and are paid monthly on the last business day of the month. Income dividends in the Equity Growth and Cornerstone Stock Funds, if any, are declared annually and paid on the last business day of the year. Capital gain dividends, if any, are declared annually and paid in December.

Other

	Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.
Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the first-in, first-out method for book and tax purposes. Net investment losses, for which no carryover is permitted, are offset against paid in capital.

Note 3.  TRANSACTIONS WITH AFFILIATES
	Advance Capital Management, Inc. (MANAGEMENT) (a wholly owned subsidiary of Advance Capital Group, Inc.) is the COMPANY'S investment adviser. T. Rowe Price Associates, Inc. (TRPA) serves as sub-adviser for that portion of the portfolio of assets of the Equity Growth Fund and Balanced Fund which are determined by MANAGEMENT to be invested in common stocks. Advance Capital Services, Inc. (SERVICES) (also a wholly owned subsidiary of Advance Capital Group, Inc.) is the distributor of the Company's shares. Advance Capital Group, Inc. (GROUP) is the Company's Administrator, Transfer Agent and Dividend Disbursing Agent. For services provided by MANAGEMENT, the COMPANY pays a fee equal on an annual basis to .70% of the average daily net assets of the Equity Growth and Balanced Funds, .50% of the average daily net assets of the Retirement Income Fund, and .40% of the average daily net assets of the Bond and Cornerstone Stock Funds. For its services, TRPA is paid a fee by MANAGEMENT equal on an annual basis to .20% of the average daily net assets of the Equity Growth Fund and that portion of the Balanced Fund invested in common stocks for the first $100 million of assets managed and .15% of the average daily net assets exceeding $100 million. GROUP provides administrative, transfer agent and dividend disbursing agent services to the COMPANY. The COMPANY will reimburse SERVICES for actual expenses incurred in connection with the distribution of fund shares of the Equity Growth, Balanced, Retirement Income and Cornerstone Stock Funds, at a rate not to exceed .25% of each fund's average daily net assets.

	The COMPANY was charged investment advisory fees of $1,309,058 by MANAGEMENT for the six months ended June 30, 1999. The COMPANY was charged distribution fees of $552,273 by SERVICES for the six months ended
June 30, 1999. At June 30, 1999 an employee retirement plan sponsored by SERVICES owned 65,858 shares (1.9%) of the Equity Growth Fund, 9,737 shares (0.1%) of the Balanced Fund and 37 shares (0.0%) of the Cornerstone Stock Fund.

	Certain officers and directors of GROUP, MANAGEMENT, and SERVICES, are also officers and directors of the COMPANY. Directors fees are only paid to outside directors and consist of a $2,500 annual retainer plus $250 per meeting attended.

Note 4.  INVESTMENT PORTFOLIO TRANSACTIONS

	The cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 1999 were as follows:

	      Equity			             Retirement   Cornerstone
	      Growth	    Bond        Balanced       Income        Stock
            -----------  ----------    -----------   -----------   -----------
Purchases   $12,804,819	 $6,131,486    $25,519,282   $37,083,762   $17,795,906
Sales        10,649,867	  1,492,199     12,928,753    24,843,542            86


	The cost of purchases and proceeds from sales of U.S. Government securities included above were as follows:

	      Equity                                 Retirement   Cornerstone
	      Growth        Bond        Balanced       Income        Stock
              ------     --------     ----------     ----------   -----------
Purchases      None      $492,898     $1,119,375         None         None
Sales          None       285,684        543,672         None         None

	Gross unrealized appreciation and depreciation of investments for book and tax purposes as of June 30, 1999 were as follows:

	         Equity			           Retirement   Cornerstone
	         Growth	    Bond       Balanced      Income        Stock
              -----------  -------   -----------   ----------    ----------
Appreciation  $35,956,644  $90,878   $41,478,154   $4,945,144    $2,568,570
Depreciation    1,471,460  153,768     2,461,927    5,726,848       501,935


Note 5.  CASH

	As of June 30, 1999, substantially all cash was invested in the Monitor Money Market Fund, bearing interest at a variable rate
(approximately 4.4%).

Note 6.  CAPITAL LOSS CARRYOVERS

	At December 31, 1998, capital loss carryovers and their expiration dates were as follows:

			    Equity
			    Growth
                           --------
    December 31, 2006      $299,574

Note 7.  AUTHORIZED SHARES

	The Fund has one billion authorized shares of common stock, par value of $.001 per share. Each of the Fund's five portfolios has 200 million shares authorized.

Advance Capital I, Inc.                   ADVANCE CAPITAL I, INC.
                                          An investment company with five funds
INVESTMENT ADVISER:
Advance Capital Management, Inc.
One Towne Square, Suite 444
Southfield, Michigan 48076

SUB-ADVISER:
(Equity Growth and Balanced Funds)        EQUITY GROWTH FUND
T.Rowe Price Associates, Inc.             BOND FUND
100 East Pratt Street                     BALANCED FUND
Baltimore, Maryland 21202                 RETIREMENT INCOME FUND
                                          CORNERSTONE STOCK FUND
DISTRIBUTOR:
Advance Capital Services, Inc.
P.O. Box 3144
Southfield, Michigan 48037

ADMINISTRATOR AND TRANSFER AGENT:
Advance Capital Group, Inc.
P.O. Box 3144
Southfield, Michigan 48037

CUSTODIAN:
Huntington National Bank
220 Park Street, Suite 100
Birmingham, Michigan 48009

OFFICERS:
John C. Shoemaker, President
Robert J. Cappelli, Vice President & Treasurer
Charles J. Cobb, Vice President
Kathy J. Harkleroad, Secretary

BOARD OF DIRECTORS:
Joseph A. Ahern
Richard W. Holtcamp                       SEMI-ANNUAL REPORT
Harry Kalajian                            June 30, 1999
John C. Shoemaker
Frank R. Zimmerman